              As filed with the Securities and Exchange Commission.
                                               '33 Act Registration No. 33-33425
                                               '40 Act Registration No. 811-5999
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549


                                    FORM N-4



                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933



                       POST-EFFECTIVE AMENDMENT NO. 17 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 18 [X]


                              NACo VARIABLE ACCOUNT
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111



     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus and the Statement of Additional Information.

It is Proposed that this filing will become effective (check appropriate space)

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485


[X]      on May 1, 1999, pursuant to paragraph (b) of Rule 485


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]      on (date) pursuant to paragraph (a)(1) of Rule 485

================================================================================




                                    1 of 145

                              NACo VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                              PAGE
Part A   INFORMATION REQUIRED IN A PROSPECTUS
     Item  1.              Cover page............................................................      3
     Item  2.              Definitions...........................................................      5
     Item  3.              Synopsis or Highlights................................................     13
     Item  4.              Condensed Financial Information.......................................     12
     Item  5.              General Description of Registrant, Depositor,14
                           and Portfolio Companies...............................................     14
     Item  6.              Deductions and Expenses...............................................     15
     Item  7.              General Description of the Variable Annuity Contract..................     17
     Item  8.              Annuity Period........................................................     21
     Item  9.              Death Benefit.........................................................     24
     Item 10.              Purchases and Contract Value..........................................     18
     Item 11.              Redemptions...........................................................     20
     Item 12.              Taxes.................................................................     24
     Item 13.              Legal Proceedings.....................................................     26
     Item 14.              Table of Contents of the Statement of Additional Information..........     33

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 15.              Cover Page............................................................     75
     Item 16.              Table of Contents.....................................................     75
     Item 17.              General Information and History.......................................     75
     Item 18.              Services..............................................................     75
     Item 19.              Purchase of Securities Being Offered..................................     76
     Item 20.              Underwriters..........................................................     76
     Item 21.              Calculation of Performance............................................     76
     Item 22.              Annuity Payments......................................................     77
     Item 23.              Financial Statements..................................................     78

Part C   OTHER INFORMATION
     Item 24.              Financial Statements and Exhibits.....................................    125
     Item 25.              Directors and Officers of the Depositor...............................    127
     Item 26.              Persons Controlled by or Under Common Control
                           with the Depositor or Registrant......................................    129
     Item 27.              Number of Contract Owners.............................................    140
     Item 28.              Indemnification.......................................................    140
     Item 29.              Principal Underwriters................................................    140
     Item 30.              Location of Accounts and Records......................................    142
     Item 31.              Management Services...................................................    142
     Item 32.              Undertakings..........................................................    142


                                    2 of 145

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its NACo Variable Account

                   The date of this prospectus is May 1, 1999.



This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:
-        American Century: Income & Growth - Investor Class
- American Century: Twentieth Century International Discovery Fund - Investor Class
-        American Century: Twentieth Century Ultra
-        Dreyfus Appreciation Fund, Inc.
-        Dreyfus Premier Midcap Stock Fund - Class A
-        The Dreyfus Third Century Fund, Inc.
-        Federated Bond Fund - Class F
-        Federated U.S. Government Securities Fund: 2-5 Years - Institutional
         Shares
-        Fidelity Advisor Growth Opportunities Fund - Class A
-        Fidelity Advisor High Yield Fund - Class T
-        Fidelity Equity - Income Fund
-        Fidelity OTC Portfolio
-        Fidelity Puritan Fund
-        INVESCO Dynamics Fund
-        INVESCO Total Return Fund
-        LifeDesigns Series
-        The Aggressive Portfolio
-        The Moderately Aggressive Portfolio
-        The Moderate Portfolio
-        The Moderately Conservative Portfolio
-        The Conservative Portfolio
-        MAS Funds Fixed Income Portfolio
-        MFS(R) High Income Fund - Class A
-        Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio -
         Class B
-        Nationwide(R) Fund - Class D
-        Nationwide Money Market Fund
-        Nationwide S&P 500(R)Index Fund - Class Y
-        Nationwide Separate Account Trust - Nationwide Small Company Fund
-        Neuberger & Berman Guardian Fund, Inc.
-        Neuberger & Berman Partners Trust
-        Oppenheimer Global Fund - Class A
-        Prestige Balanced Fund - Class Y
-        Prestige International Fund - Class Y
-        Prestige Large Cap Growth Fund - Class Y
-        Prestige Large Cap Value Fund - Class Y
-        Prestige Small Cap Fund - Class Y
-        Putnam Investors Fund - Class A
-        Putnam Voyager Fund - Class A
-        SEI Index Funds - S&P 500 Index Portfolio
-        Seligman Growth Fund, Inc. - Class A
-        Short-Term Investments Trust - Treasury Portfolio - Institutional Class
-        T. Rowe Price International Stock Fund(R)
-        Templeton Foreign Fund - Class I
-        Warburg Pincus Emerging Growth Fund - Common Class

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998
-        Fidelity Contrafund

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997
-        Fidelity Magellan(R) Fund

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
-        American Century: Twentieth Century Growth
-        Massachusetts Investors Growth Stock Fund - Class A

                                    3 of 145

MAY NOT BE AVAILABLE TO ALL CONTRACTS ISSUED ON OR AFTER JULY 1, 1994
-        The Bond Fund of America(SM), Inc.
-        The Investment Company of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993
-        Evergreen Income and Growth Fund
-        MFS(R) Growth Opportunities Fund - Class A
-        Nationwide(R) Growth Fund - Class D

NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DC VARIABLE ACCOUNT CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987

-        Fidelity Capital & Income Fund



The Statement of Additional Information ( May 1, 1999) which contains additional information about the contracts and the NACo Variable Account is filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 31.


For general information or to obtain FREE copies of the:
-        Statement of Additional Information
-        prospectus for any underlying mutual fund
-        required Nationwide forms,

call:           1-800-545-4730
     TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216



The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                                    www.sec.gov

This annuity is NOT:

-  a bank deposit        -      federally insured

-  endorsed by a bank    -      available in
   or government agency         every state

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    4 of 145

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MEMBER COUNTY- A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo program.

NACo PROGRAM- The deferred compensation program established and administered pursuant to Section 457 of the Internal Revenue Code for the benefit of member counties.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

UNALLOCATED CONTRACT- A contract where Nationwide maintains one single plan contract, as opposed to maintaining individual participant accounts.


VALUATION PERIOD- Each day the New York Stock Exchange is open.


VARIABLE ACCOUNT- NACo Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    5 of 145

TABLE OF CONTENTS





GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF STANDARD CONTRACT
     EXPENSES.....................................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............6

EXAMPLE...........................................8

CONDENSED FINANCIAL INFORMATION..................10

FINANCIAL STATEMENTS.............................10

SYNOPSIS OF THE CONTRACTS........................11

NATIONWIDE LIFE INSURANCE COMPANY................12

NATIONWIDE INVESTMENT SERVICES CORPORATION...... 12

INVESTING IN THE CONTRACT........................12
The Variable Account and Underlying Mutual Funds

STANDARD CHARGES AND DEDUCTIONS..................13
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT RIGHTS..................................15

OPERATION OF THE CONTRACT........................16
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Value of an Accumulation Unit
     Determining the Account Value
     Exchange Privilege
     Experience Credits

MODIFICATION OF THE CONTRACT.....................18

CONTRACT SUSPENSION AND TERMINATION..............18

REDEMPTION OF PARTICIPANT ACCOUNTS...............18

RETIREMENT PERIOD................................19
     Additional Purchase Payment Before Beginning
     Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and Date
     Retirement Income Forms
     Determination of Life Income Payments
     Alternate Assumed Investment Rate

DEATH OF PARTICIPANT.............................22
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................22
     Contracts Issued under the New York Model
     Plan

STATEMENTS AND REPORTS...........................23

YEAR 2000 COMPLIANCE ISSUES......................23

LEGAL PROCEEDINGS................................24

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..25

TABLE OF CONTENTS OF STATEMENT OF  ADDITIONAL
INFORMATION......................................31

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
FUNDS............................................32

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.................................41

                                    6 of 145

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments) ..............................5%

MAXIMUM PARTICIPANT ACCOUNT
MAINTENANCE CHARGE..............................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL
EXPENSE FEE(1)
(as a percentage of average account value)
         ...........................0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

   - premium taxes that may be imposed by the state in which the contract was issued; or

   - deductions for management fees and other expenses made by the underlying mutual funds.

                                    7 of 145

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       American Century: Income & Growth - Investor Class
       --------------------------------------------------------------------------------------------------------------------
       American Century: Twentieth Century Growth
       --------------------------------------------------------------------------------------------------------------------
       American Century: Twentieth Century International
       Discovery Fund - Investor Class
       --------------------------------------------------------------------------------------------------------------------
       American Century: Twentieth Century Ultra
       --------------------------------------------------------------------------------------------------------------------
       The Bond Fund of America(SM), Inc.
       --------------------------------------------------------------------------------------------------------------------
       Dreyfus Appreciation Fund, Inc.
       --------------------------------------------------------------------------------------------------------------------
       Dreyfus Premier Midcap Stock Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       The Dreyfus Third Century Fund, Inc.
       --------------------------------------------------------------------------------------------------------------------
       Evergreen Income and Growth Fund
       --------------------------------------------------------------------------------------------------------------------
       Federated Bond Fund - Class F
       --------------------------------------------------------------------------------------------------------------------
       Federated U.S. Government Securities Fund: 2-5 Years -
       Institutional Shares
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Advisor Growth Opportunities Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Advisor High Yield Fund - Class T
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Capital & Income Fund
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Contrafund
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Equity - Income Fund
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Magellan(R) Fund
       --------------------------------------------------------------------------------------------------------------------
       Fidelity OTC Portfolio
       --------------------------------------------------------------------------------------------------------------------
       Fidelity Puritan Fund
       --------------------------------------------------------------------------------------------------------------------
       INVESCO Dynamics Fund
       --------------------------------------------------------------------------------------------------------------------
       INVESCO Total Return Fund
       --------------------------------------------------------------------------------------------------------------------
       The Investment Company of America(R), Inc.
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Aggressive Portfolio
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Moderately Aggressive
       Portfolio
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Moderate Portfolio
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Moderately Conservative
       Portfolio
       --------------------------------------------------------------------------------------------------------------------
       LifeDesigns Series - The Conservative Portfolio
       --------------------------------------------------------------------------------------------------------------------
       MAS Funds Fixed Income Portfolio
       --------------------------------------------------------------------------------------------------------------------
       Massachusetts Investors Growth Stock Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       MFS(R) Growth Opportunities Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       MFS(R) High Income Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       Morgan Stanley Institutional Fund, Inc. - Equity
       Growth Portfolio - Class B
       --------------------------------------------------------------------------------------------------------------------
       Nationwide(R) Fund - Class D
       --------------------------------------------------------------------------------------------------------------------
       Nationwide(R) Growth Fund - Class D
       --------------------------------------------------------------------------------------------------------------------
       Nationwide Money Market Fund
       --------------------------------------------------------------------------------------------------------------------
       Nationwide S&P 500(R) Index Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Nationwide Separate Account Trust - Nationwide Small
       Company Fund
       --------------------------------------------------------------------------------------------------------------------
       Neuberger & Berman Guardian Fund, Inc.
       --------------------------------------------------------------------------------------------------------------------
       Neuberger & Berman Partners Trust
       --------------------------------------------------------------------------------------------------------------------

                                    8 of 145

       UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       Oppenheimer Global Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       Prestige Balanced Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige International Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Growth Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Value Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige Small Cap Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Putnam Investors Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       Putnam Voyager Fund - Class A
       --------------------------------------------------------------------------------------------------------------------
       SEI Index Funds - S&P 500 Index Portfolio
       --------------------------------------------------------------------------------------------------------------------
       Seligman Growth Fund, Inc. - Class A
       --------------------------------------------------------------------------------------------------------------------
       Short-Term Investments Trust - Treasury Portfolio -
       Institutional Class
       --------------------------------------------------------------------------------------------------------------------
       T. Rowe Price International Stock Fund(R)
       --------------------------------------------------------------------------------------------------------------------
       Templeton Foreign Fund - Class I
       --------------------------------------------------------------------------------------------------------------------
       Warburg Pincus Emerging Growth Fund - Common Class
       --------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

       --------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       --------------------------------------------------------------------------------------------------------------------
       Federated Bond Fund - Class F
       --------------------------------------------------------------------------------------------------------------------
       Federated U.S. Government Securities Fund: 2-5 Years -
       Institutional Shares
       --------------------------------------------------------------------------------------------------------------------
       Nationwide Money Market Fund
       --------------------------------------------------------------------------------------------------------------------
       Nationwide S&P 500(R) Index Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige Balanced Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige International Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Growth Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige Large Cap Value Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       Prestige Small Cap Fund - Class Y
       --------------------------------------------------------------------------------------------------------------------
       SEI Index Funds - S&P 500 Index Portfolio
       --------------------------------------------------------------------------------------------------------------------
       Short-Term Investments Trust - Treasury Portfolio -
       Institutional Class
       --------------------------------------------------------------------------------------------------------------------
       Warburg Pincus Emerging Growth Fund - Common Class
       --------------------------------------------------------------------------------------------------------------------

                                    9 of 145

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 5 year CDSC schedule and the maximum Variable Account Annual Expense Fee (0.95%). Deductions for premium taxes are not reflected but may apply. The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

For those contracts that have a different CDSC schedule or a lower Variable Account Annual Expense Fee, the expenses would be reduced.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.






--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth
Century Growth
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth
Century International
Discovery Fund - Investor
Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth
Century Ultra
--------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),
Inc.
--------------------------------------------------------------------------------------------------------------------------

Dreyfus   Appreciation   Fund,
Inc.
--------------------------------------------------------------------------------------------------------------------------

Dreyfus  Premier  Midcap Stock
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------

The  Dreyfus   Third   Century
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth
Fund
--------------------------------------------------------------------------------------------------------------------------

Federated Bond Fund - Class F
--------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government
Securities Fund: 2-5 Years -
Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund
--------------------------------------------------------------------------------------------------------------------------

                                   10 of 145

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------

                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund
--------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
The Investment Company of
America(R), Inc.
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -
Class A
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional
Fund, Inc. - Equity Growth
Portfolio - Class B
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners
Trust
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -
Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -
Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------

                                   11 of 145

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund
- Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -
Class Y
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class
A
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500
Index Portfolio
--------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -
Class A
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust
- Treasury Portfolio -
Institutional Class
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -
Class I
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------------








CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each underlying mutual fund reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value information for each class of the underlying mutual funds, please refer to Appendix B.


FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

                                   12 of 145

SYNOPSIS OF THE CONTRACTS

The contracts are group flexible fund retirement contracts. The contracts are designed for use in deferred compensation plans adopted by member counties under the NACo program. The plans qualify for favorable tax treatment under Section 457 of the Internal Revenue Code.

Nationwide issues a single group contract to the contract owner, which covers all present and future participating employees. Nationwide will provide a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate will set forth the benefits to which the recipient is entitled. Additionally, if legally required, Nationwide will provide a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contract. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contract strives to provide each participant with:

- an initial Retirement Income Payment, which will reflect cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years), and

- subsequent Retirement Income Payments which will vary with the cost of living changes during his or her retired lifetime.

Nationwide will apply purchase rates set forth in the contract to accumulated amounts in participant accounts. These accumulated amounts will reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participant's Retirement Income Payments will be directly affected by his or her investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of:

(1)      5% of the total purchase payments; or

(2) 5% of the total of all purchase payments made before of the surrender date.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum rate of 0.95% of average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. The Variable Account Annual Expense Fee is negotiable and
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
varies from contract to contract to reflect unique plan characteristics. This fee does not reflect deductions made by the underlying mutual funds (see "Variable Account Annual Expense Fee").

The CDSC, Participant Account Maintenance Charge, and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitzation date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on September 7, 1988, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of

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
issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)       further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

STANDARD CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a renegotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a renegotiated contract may decrease, but under no circumstances will they increase.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's

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

account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to a maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:
1)       plan size;
2)       the number of eligible employees;
3)       the number of plan participants;
4)       demographics of the plan participants;
5)       general economic conditions;
6) the varying costs associated with the underlying mutual funds that are offered in the contract;
7)       the type of contract (e.g. allocated vs. unallocated);
8)       distribution costs;
9)       other factors that Nationwide deems relevant.


CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.


Regardless of the CDSC schedule chosen, no CDSC will be assessed against distributions paid as:

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                                   16 of 145

-        a life income payment option;

- a designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of the benefit payments; and

-        a single-sum or periodic payment resulting from a participant's death.

Contracts Issued Between July 1, 1985 and May 1, 1998

If the contract owner terminates the contract in accordance with the section entitled "Suspension and Termination" and directs Nationwide to withdraw all or part of the contract value, Nationwide will assess a CDSC from each participant's account as indicated below. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.

The following CDSC schedule applies to contracts issued from July 1, 1985 through the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

  ------------------------- -------------------------
                              Number of Completed
                             Years of Participation
      CDSC Percentage          (Beginning July 1,
                                     1985)*
  ------------------------- -------------------------
             4%                   1 through 12
  ------------------------- -------------------------
             3%                        13
  ------------------------- -------------------------
             2%                        14
  ------------------------- -------------------------
             1%                        15
  ------------------------- -------------------------
             0%                   16 and after
  ------------------------- -------------------------

*The "Number of Completed Years of Participation" is determined beginning with the participant's first deferral into the contract.

In any event, no CDSC will be assessed against withdrawals taken on or after January 1, 2001.

When a CDSC of less than 4% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced marketing expenses.

Contracts Issued On or After May 1, 1998

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications, a CDSC may be negotiated and assessed. The CDSC will not exceed the lesser of:

1) 5% of the total of all purchase payments made on behalf of the surrendering participant or the withdrawing contract owner before the surrender request; or

2)       5% of the amount surrendered.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced marketing expenses.

PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)      the time the contract is surrendered;

(2)      annuitization; or

(3)      such earlier date as Nationwide becomes subject to premium taxes.


CONTRACT RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned.

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

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the participant will be informed of the reason for the delay. The purchase payment will be returned unless the participant specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced on the following nationally recognized holidays:

-        New Year's Day            -        Independence
                                            Day

-        Martin Luther King, Jr.   -        Labor Day
         Day

-        Presidents Day            -        Thanksgiving

-        Good Friday               -        Christmas

-        Memorial Day

When permissible under state insurance law, Nationwide may credit up to 8% of an initial transfer into the contract. An initial transfer is the amount transferred into the contract from a non-Nationwide investment product. It serves as the initial purchase payment under the contract. This credit will reimburse the contract owner for any exit penalty assessed by the previous provider. Nationwide will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

VALUE OF AN ACCUMULATION UNIT

Purchase payments or transfers are allocated to the sub-account in the form of accumulation units. Nationwide calculates accumulation unit values each day the New York Stock Exchange is open for trading.

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by a net investment factor.

The net investment factor is calculated by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)      is the net of:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

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                                   18 of 145

(c) is a factor representing the daily Variable Account Annual Expense Fee, as negotiated under the contract.

Based on the net investment factor, the value of an accumulation unit may increase or decrease from valuation period to valuation period. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction of variable account charges.

DETERMINING THE ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each Sub-Account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. If the contract owner elects an exchange privilege, there is no charge for exchanges.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

If Nationwide receives the exchange request before the end of a valuation date, the exchange will receive the accumulation unit values of that date. However, if Nationwide receives the exchange request after the close of business on a valuation date, the exchange will receive the next valuation date's accumulation unit value.

TRANSFER REQUESTS

In addition to submitting exchange requests in writing, the participant may also make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine. Nationwide's failure to follow these procedures will result in its liability for fraudulent or unauthorized transfers. However, Nationwide will not be liable for following telephone or internet instructions that it reasonably believed to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under

                                   19 of 145
the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased if negotiated, upon notice to the contract owner:
-        Contingent Deferred Sales Charge
-        Participant Account Maintenance Charge
-        Variable Account Annual Expense Fee

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan;

b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay to the contract owner:

1)       the redemption value of participant accounts, less any applicable CDSC;
         and

2) the balance of the annual payment amounts in Nationwide's General Account transferred to make Retirement Income Payments under Retirement Income Forms B1 and B2.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before Retirement Income Payments begin under Option B1 or B2. A partial redemption will not affect requirements to make future purchase payments to that participant account or that participant's retirement date.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under that contract will be

                                       18



                                   20 of 145
redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

(1)      the New York Stock Exchange is closed;

(2)      trading on the New York Stock Exchange is restricted;

(3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

(4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase Retirement Income Payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before Retirement Income Payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract fund by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the

                                       19



                                   21 of 145
provision "Retirement Income Forms." Specifically, they can be distributed as:

1)       payments for a designated period;

2)       payments of a designated amount;

3)       life income with payment certain; or

4)       joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for Retirement Income Payments to begin on the date and under the retirement options set forth in the plan. At least one month before Retirement Income Payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

Amount and Period Certain Options

     OPTION A1: PAYMENTS FOR A DESIGNATED PERIOD

     Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

         (a)      is the accumulation unit value on the day the payment is made;
                  and

         (b) is the number of accumulation units applied under this option divided by the number of payments selected.

     Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

     If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

     OPTION A2: PAYMENTS OF A DESIGNATED AMOUNT

     Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

     If election of this option results in a payment period of less than 5 years, and the participant has less than 5 Participant Account Years, a CDSC will be assessed against each payment.

Life Income Options

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of Retirement Income Payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

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                                   22 of 145

-    the mortality tables specified in the contract;

-    the adjusted age of the retired participant;

-    the type of Retirement Income Payment option(s) selected; and

- in the case of variable payments, the investment performance of the specific sub-accounts elected.

OPTION B1: LIFE INCOME WITH PAYMENT CERTAIN

Payments will be made monthly during an individual's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the individual dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

OPTION B2: JOINT AND SURVIVOR LIFE INCOME

Payments will be made monthly during the joint lifetime of the participant and a beneficiary. Payments will be made as long as either of the two is living. If the participant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the participant, payments will continue at 100% to the participant.

Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of Retirement Income Payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

First Year Payments

To determine the monthly payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate). This payment amount will remain level throughout the year.

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same


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
proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Subsequent Years' Payments

On each anniversary of the beginning of Retirement Income Payments, the next year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made.

ALTERNATE ASSUMED INVESTMENT RATE

A 3.5% per annum assumed investment rate is built into the purchase rate basis in the contracts. If not prohibited by law, a contract owner may, at contract issuance, elect an alternate assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of Retirement Income Payments. A higher assumption would mean a higher initial payment but more slowly rising or rapidly falling subsequent payments. A lower assumption would have the opposite effect.

The contract aims to provide level payments when the economy is relatively stable. Higher payments should reflect only increased investment results from inflation or increased productivity. The success of this goal depends on the validity of the assumption that the net investment result equals the assumed investment rate during stable economic periods.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning Retirement Income Payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

1)       receives and verifies the participant's death; and

2)       verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

1)       as a lump sum; or

2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement Income Payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Consult a financial adviser, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the


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
contracts. The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).


Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

- References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

- The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated. The contract owner will continue to own the account, subject to the claims of its general creditors.

- All references to Life Income Options B1 and B2 throughout this prospectus are deleted.

- All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.


STATEMENTS AND REPORTS

Semi-annually, Nationwide (or a designee) will provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity for the variable account.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999.

Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999. Nationwide has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant.

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                                   25 of 145

As of the end of July 1998, Nationwide has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. Nationwide expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, Nationwide anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken if Nationwide's renovation and replacement strategies fall behind schedule.

Nationwide is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. Nationwide is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. Nationwide anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that cannot be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, Nationwide is working with all business partners to assess Year 2000 issues associated with the exchange of electronic data. Nationwide has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. Nationwide has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, Nationwide anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in this lawsuit seeks to represent a national class of Nationwide policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). These plaintiffs seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

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                                   26 of 145

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, brought an action in a Texas federal court against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners who they claim were misled when purchasing these variable contracts. Plaintiffs alleged the purchasers were led to believe that the performance of an underlying mutual fund managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a public mutual fund, also managed by American Century. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed their motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING


A "yield" and "effective yield" may be advertised for the NSAT- Money Market Fund and the Short-Term Investments Trust - Treasury Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

-        precious metals;

-        real estate;

-        stocks and bonds;

-        closed-end funds;

-        bank money market deposit accounts and passbook savings;

-        CDs; and

-        the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

-        S&P 500;

-        Shearson/Lehman Intermediate Government/Corporate Bond Index;

-        Shearson/Lehman Long-Term Government/Corporate Bond Index;

-        Donoghue Money Fund Average;

-        U.S. Treasury Note Index;

-        Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and

-        Dow Jones Industrial Average.


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



Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

-        Lipper Analytical Services, Inc.,

-        CDA/Wiesenberger,

-        Morningstar,

-        Donoghue's,

-        magazines such as:
        = Money;
        = Forbes;
        = Kiplinger's Personal Finance Magazine;
        = Financial World;
        = Consumer Reports;
        = Business Week;
        = Time;
        = Newsweek;
        = National Underwriter;
        = News and World Report;
-        LIMRA;
-        Value;
-        Best's Agent Guide;
-        Western Annuity Guide;
-        Comparative Annuity Reports;
-        Wall Street Journal;
-        Barron's;
-        Investor's Daily;
-        Standard & Poor's Outlook; and
-        Variable Annuity Research & Data Service (The VARDS Report)

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in

                                   28 of 145
calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                                   29 of 145

                         SUB-ACCOUNT PERFORMANCE SUMMARY

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account
      -------------------------------------------------------------------------------------------------------------------
      American Century: Income & Growth - Investor Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Twentieth Century Growth
      -------------------------------------------------------------------------------------------------------------------
      American Century: Twentieth Century International
      Discovery Fund - Investor Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Twentieth Century Ultra
      -------------------------------------------------------------------------------------------------------------------
      The Bond Fund of America(SM), Inc.
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Appreciation Fund, Inc.
      -------------------------------------------------------------------------------------------------------------------
      Dreyfus Premier Midcap Stock Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      The Dreyfus Third Century Fund, Inc.
      -------------------------------------------------------------------------------------------------------------------
      Evergreen Income and Growth Fund
      -------------------------------------------------------------------------------------------------------------------
      Federated Bond Fund - Class F
      -------------------------------------------------------------------------------------------------------------------
      Federated U.S. Government Securities Fund: 2-5 Years
      - Institutional Shares
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor Growth Opportunities Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor High Yield Fund - Class T
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Capital & Income Fund
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Contrafund
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Equity - Income Fund
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Magellan(R) Fund
      -------------------------------------------------------------------------------------------------------------------
      Fidelity OTC Portfolio
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Puritan Fund
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Dynamics Fund
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Total Return Fund
      -------------------------------------------------------------------------------------------------------------------
      The Investment Company of America(R), Inc.
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Aggressive Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Aggressive
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderate Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Conservative
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Conservative Portfolio
      -------------------------------------------------------------------------------------------------------------------
      MAS Funds Fixed Income Portfolio
      -------------------------------------------------------------------------------------------------------------------
      Massachusetts Investors Growth Stock Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) Growth Opportunities Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) High Income Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund, Inc. - Equity
      Growth Portfolio - Class B
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Fund - Class D
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Growth Fund - Class D
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Money Market Fund
      -------------------------------------------------------------------------------------------------------------------
      Nationwide S&P 500(R) Index Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------

                                   30 of 145

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Separate Account Trust - Nationwide Small
      Company Fund
      -------------------------------------------------------------------------------------------------------------------
      Neuberger & Berman Guardian Fund, Inc.
      -------------------------------------------------------------------------------------------------------------------
      Neuberger & Berman Partners Trust
      -------------------------------------------------------------------------------------------------------------------
      Oppenheimer Global Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Prestige Balanced Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige International Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Growth Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Value Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige Small Cap Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Putnam Investors Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Putnam Voyager Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      SEI Index Funds - S&P 500 Index Portfolio
      -------------------------------------------------------------------------------------------------------------------
      Seligman Growth Fund, Inc. - Class A
      -------------------------------------------------------------------------------------------------------------------
      Short-Term Investments Trust - Treasury Portfolio -
      Institutional Class
      -------------------------------------------------------------------------------------------------------------------
      T. Rowe Price International Stock Fund(R)
      -------------------------------------------------------------------------------------------------------------------
      Templeton Foreign Fund - Class I
      -------------------------------------------------------------------------------------------------------------------
      Warburg Pincus Emerging Growth Fund - Common Class
      -------------------------------------------------------------------------------------------------------------------



      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      American Century: Income & Growth - Investor Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Twentieth Century Growth
      -------------------------------------------------------------------------------------------------------------------
      American Century: Twentieth Century International
      Discovery Fund - Investor Class
      -------------------------------------------------------------------------------------------------------------------
      American Century: Twentieth Century Ultra
      -------------------------------------------------------------------------------------------------------------------
      The Bond Fund of America(SM), Inc.
      -------------------------------------------------------------------------------------------------------------------

      Dreyfus Appreciation Fund, Inc.
      -------------------------------------------------------------------------------------------------------------------

      Dreyfus Premier Midcap Stock Fund - Class A
      -------------------------------------------------------------------------------------------------------------------

      The Dreyfus Third Century Fund, Inc.
      -------------------------------------------------------------------------------------------------------------------
      Evergreen Income and Growth Fund
      -------------------------------------------------------------------------------------------------------------------

      Federated Bond Fund - Class F
      -------------------------------------------------------------------------------------------------------------------
      Federated U.S. Government Securities Fund: 2-5 Years
      - Institutional Shares
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor Growth Opportunities Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Advisor High Yield Fund - Class T
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Capital & Income Fund
      -------------------------------------------------------------------------------------------------------------------

                                   31 of 145

      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Contrafund
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Equity - Income Fund
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Magellan(R) Fund
      -------------------------------------------------------------------------------------------------------------------
      Fidelity OTC Portfolio
      -------------------------------------------------------------------------------------------------------------------
      Fidelity Puritan Fund
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Dynamics Fund
      -------------------------------------------------------------------------------------------------------------------
      INVESCO Total Return Fund
      -------------------------------------------------------------------------------------------------------------------
      The Investment Company of America(R), Inc.
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Aggressive Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Aggressive
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderate Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Moderately Conservative
      Portfolio
      -------------------------------------------------------------------------------------------------------------------
      LifeDesigns Series - The Conservative Portfolio
      -------------------------------------------------------------------------------------------------------------------
      MAS Funds Fixed Income Portfolio
      -------------------------------------------------------------------------------------------------------------------
      Massachusetts Investors Growth Stock Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) Growth Opportunities Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      MFS(R) High Income Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund, Inc. - Equity
      Growth Portfolio - Class B
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Fund - Class D
      -------------------------------------------------------------------------------------------------------------------
      Nationwide(R) Growth Fund - Class D
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Money Market Fund
      -------------------------------------------------------------------------------------------------------------------
      Nationwide S&P 500(R) Index Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Nationwide Separate Account Trust - Nationwide Small
      Company Fund
      -------------------------------------------------------------------------------------------------------------------
      Neuberger & Berman Guardian Fund, Inc.
      -------------------------------------------------------------------------------------------------------------------
      Neuberger & Berman Partners Trust
      -------------------------------------------------------------------------------------------------------------------
      Oppenheimer Global Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Prestige Balanced Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige International Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Growth Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige Large Cap Value Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Prestige Small Cap Fund - Class Y
      -------------------------------------------------------------------------------------------------------------------
      Putnam Investors Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      Putnam Voyager Fund - Class A
      -------------------------------------------------------------------------------------------------------------------
      SEI Index Funds - S&P 500 Index Portfolio
      -------------------------------------------------------------------------------------------------------------------
      Seligman Growth Fund, Inc. - Class A
      -------------------------------------------------------------------------------------------------------------------
      Short-Term Investments Trust - Treasury Portfolio -
      Institutional Class
      -------------------------------------------------------------------------------------------------------------------
      T. Rowe Price International Stock Fund(R)
      -------------------------------------------------------------------------------------------------------------------
      Templeton Foreign Fund - Class I
      -------------------------------------------------------------------------------------------------------------------
      Warburg Pincus Emerging Growth Fund - Common Class
      -------------------------------------------------------------------------------------------------------------------

                                   32 of 145

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                       PAGE
General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Calculations of Performance...............................................2
Annuity Payments..........................................................3
Financial Statements......................................................4

                                   33 of 145

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY:  INCOME & GROWTH - INVESTOR CLASS

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY - TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND - INVESTOR
CLASS

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: TWENTIETH CENTURY ULTRA

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK FUND  -
CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS THIRD CENTURY FUND, INC.

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life of America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

                                   34 of 145

FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Advisers serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security.
Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND

The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

                                   35 of 145

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.
INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds, each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

     THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc.
     ("NAS") serves as the Fund's investment adviser.

     THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract (a fixed interest contract) and fixed income securities ("Bond Funds"), with a similar investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

     THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

     THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing

                                   36 of 145
     primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

     THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objective by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U. S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller, Anderson & Sherrerd, LLP serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days

                                   37 of 145
or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - CLASS Y

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's adviser, Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and to reduce market risk and volatility. Neuberger & Berman Guardian Fund, Inc. The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER & BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS Y

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized

                                   38 of 145
companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS Y

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS Y

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and INVESCO Management &

                                   39 of 145

Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO

The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J & W Seligman & Co., Incorporated serves as the Fund's investment adviser.

SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS

The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. AIM Advisers, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS I

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND - COMMON CLASS

The investment objective of the Fund is to seek maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

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
THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

AMERICAN CENTURY: TWENTIETH CENTURY GROWTH

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is the long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL ISSUED CONTRACTS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds. Capital Research and Management Company serves as the Fund's investment adviser.

THE INVESTMENT COMPANY OF AMERICA(R), INC.

The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Massachusetts Financial Services Company serves as the Fund's investment adviser.

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
THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:

EVERGREEN INCOME AND GROWTH FUND

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D
The investment objective of the Fund is to seek long term capital appreciation by investing primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

Effective on and after July 1, 1991, Nationwide will no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund. However, contract values held in the Fidelity Capital & Income Fund as of July 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participant directs Nationwide to invest in the Fidelity Capital & Income Fund on and after July 1, 1991 will instead be automatically invested in the Nationwide Money Market Fund.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 will be paid by Nationwide from surplus and will not be paid, directly or indirectly, by contract owners, participants or the NACo Variable Account.

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
APPENDIX B:  CONDENSED FINANCIAL INFORMATION

The condensed financial information shown in the following tables shows the accumulation unit values for an accumulation unit outstanding throughout the period.

                                     TIER I

Plans that converted to a Variable Account Annual Expense Fee of 0.95% of average net assets on December 31, 1995.

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Income &                                                                                  1998
Growth - Investor Class
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century International
Discovery Fund - Investor
Class
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Growth
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.562802                 5.842997               17,611,062            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.005400                 4.562802               15,929,074            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.359891                 4.005400               37,362,979            1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.443124                 3.359891               38,748,520            1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.350122                 3.443124               41,912,416            1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.533694                 3.350122               43,106,409            1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.571846                 3.533694               31,955,054            1991
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Ultra
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.424846                 1.737833              125,555,220            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.263551                 1.424846               51,280,940            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.926489                 1.263551               79,405,506            1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.970411                 0.926489               59,484,505            1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.970411               21,036,904            1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of America(SM),                                                                               1998
Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.155739                 2.332586                6,366,974            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.039710                 2.155739                3,393,296            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.741422                 2.039710                6,578,720            1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.850918                 1.741422                5,740,929            1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.637181                 1.850918                5,644,051            1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.484255                 1.637181                4,185,113            1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.338732                 1.484255                3,262,200            1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   43 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Dreyfus Appreciation Fund,                                                                                  1998
Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Dreyfus Premier Midcap Stock                                                                                1998
Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.756438                 3.532278               14,863,803            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.238323                 2.756438                5,449,596            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.663803                 2.238323                9,402,637            1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.814915                 1.663803                9,817,673            1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.740666                 1.814915               10,291,485            1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.723855                 1.740666                8,918,980            1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.503652                 1.723855                4,654,790            1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and Growth                                                                                 1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.947502                 2.422617                1,666,312            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.741651                 1.947502                1,070,229            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.419467                 1.741651                2,635,928            1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.531292                 1.419467                3,343,918            1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.368966                 1.531292               10,220,011            1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.256090                 1.368966                8,701,160            1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.146614                 1.256090                7,977,105            1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Federated Bond Fund - Class F                                                                               1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -
Institutional Shares
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.226751                 1.301886               3,296,152             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.195751                 1.226751               1,296,431             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.062969                 1.195751               2,344,091             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.094086                 1.062969               1,802,090             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.031362                 1.094086               1,501,568             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 1.031362                 359,089             1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Advisor Growth                                                                                     1998
Opportunities Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   44 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Advisor High Yield                                                                                 1998
Fund - Class T
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income                                                                                   1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.096488                 4.654233                 570,207             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.712491                 4.096488                 294,263             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.210584                 3.712491                 818,785             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.397953                 3.210584                 900,127             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.746533                 3.397953               1,009,928             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.165417                 2.746533               1,100,291             1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.972198                 2.165417               1,260,909             1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                                                                                         1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.588961                 1.935931             165,606,687             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.315600                 1.588961              63,488,282             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.974545                 1.315600              86,483,728             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.994981                 0.974545              59,048,072             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.994981              17,300,194             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      5.359692                 6.900916              51,141,002             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.471070                 5.359692              21,843,280             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.424310                 4.471070              41,090,717             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.448520                 3.424310              37,439,255             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.869860                 3.448520              30,564,448             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.526472                 2.869860              25,417,028             1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.283309                 2.526472              24,200,256             1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R) Fund                                                                                   1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.439440                 1.804998              68,868,962             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.301185                 1.439440              35,450,214             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.960039                 1.301185              63,751,788             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.987051                 0.960039              43,410,162             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.987051               9,307,585             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio                                                                                      1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.680710                 1.829868              17,193,114             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.371346                 1.680710               4,002,730             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.001544                 1.371346               3,611,136             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 1.001544                 414,031             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   45 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund                                                                                       1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.317344                 1.596539              19,817,717             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.154955                 1.317344               8,701,486             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.959935                 1.154955              11,375,851             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.959935               3,191,039             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
INVESCO Dynamics Fund                                                                                       1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
INVESCO Total Return Fund             10.000000                                                             1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Investment Company of                                                                                   1998
America(R), Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.771097                 2.277283              31,651,569             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.498194                 1.771097              14,871,400             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.157835                 1.498194              21,189,283             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.167040                 1.157835              15,911,747             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.055548                 1.167040               9,316,764             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 1.055548               1,904,764             1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The                                                                                    1998
Aggressive Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The                                                                                    1998
Moderately Aggressive
Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The                                                                                    1998
Moderate Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The                                                                                    1998
Moderately Conservative
Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
LifeDesigns Series - The                                                                                    1998
Conservative Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   46 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income                                                                                      1998
Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.229760                 1.335173               2,016,658             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.156444                 1.229760                 554,865             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.980782                 1.156444                 461,663             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.980782                  16,059             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R) Growth Opportunities                                                                                 1998
Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                                               9.012670               1,768,566             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.114190                 7.380232               1,022,657             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.589533                 6.114190               2,209,754             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.834037                 4.589533               2,656,048             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.200054                 4.834037               6,486,767             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.936838                 4.200054               6,897,026             1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.656615                 3.936838               7,710,706             1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -                                                                                    1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      5.518160                 6.168371             2,328,945               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.949752                 5.518160             1,009,326               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.265493                 4.949752             1,898,625               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.422523                 4.265493             1,736,718               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.739642                 4.422523             1,666,484               1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.225557                 3.739642             1,036,199               1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.894993                 3.225557               817,803               1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      10.880822               15.968069               801,488               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      8.942612                10.880822               491,538               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      7.034148                 8.942612               877,034               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      7.613442                 7.034148               876,723               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.714892                 7.613442               837,196               1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.368639                 6.714892               711,003               1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      5.100857                 6.368639               559,059               1991
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Morgan Stanley Institutional                                                                                1998
Fund, Inc. - Equity Growth
Portfolio - Class B
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   47 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class D                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      14.964379               20.697282             4,299,707               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      12.191058               14.964379             1,456,965               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      9.468045                12.191058             2,755,666               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      9.502760                 9.468045             2,754,540               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      8.985447                 9.502760             2,950,704               1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      8.810680                 8.985447             3,032,348               1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      7.837093                 8.810680             2,238,323               1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -                                                                                  1998
Class D
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.083008                 3.854877             1,987,181               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.667201                 3.083008             1,157,824               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.092009                 2.667201             2,409,384               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.081399                 2.092009             2,602,594               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.887524                 2.081399             6,293,504               1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.792687                 1.887524             5,507,203               1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.498853                 1.792687             4,283,563               1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R) Money Market                                                                                  1998
Fund**
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.884848                 3.003821            14,828,575               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.774433                 2.884848             6,821,937               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.654661                 2.774433            15,458,252               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.583387                 2.654661            14,664,113               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.542721                 2.583387            15,887,549               1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.487178                 2.542721            17,431,451               1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.437912                 2.487178            20,546,392               1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide S&P(R)500 Index                                                                                  1998
Fund - Class Y
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide Separate Account                                                                                 1998
Trust - Nationwide Small
Company Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.460410                 1.706116            23,446,031               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.250781                 1.460410             6,973,153               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.955773                 1.250781             7,940,457               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.955773               907,272               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   48 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Neuberger & Berman Partners                                                                                 1998
Trust
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Oppenheimer Global Fund -                                                                                   1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Prestige Balanced Fund -                                                                                    1998
Class Y
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Prestige International Fund                                                                                 1998
- Class Y
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Prestige Large Cap Growth                                                                                   1998
Fund - Class Y
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Prestige Large Cap Value                                                                                    1998
Fund - Class &
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Prestige Small Cap Fund -                                                                                   1998
Class Y
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      13.594501               18.110411             3,305,277               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      11.305164               13.594501             1,545,059               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      8.297318                11.305164             2,260,621               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      8.652501                 8.297318             2,145,377               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      7.410567                 8.652501             1,975,963               1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.934213                 7.410567             1,682,860               1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.383603                 6.934213             1,597,104               1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund - Class A                                                                               1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.074879                 3.837109            52,162,678               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.752130                 3.074879            22,936,312               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.982311                 2.752130            27,203,903               1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.992379                 1.982311            19,751,850               1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.698751                 1.992379            12,946,038               1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.563079                 1.698751             5,917,563               1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.256187                 1.563079             1,655,847               1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   49 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.139331                 1.501834            38,540,683               1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 1.139331             4,129,102               1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund, Inc. -                                                                                1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      10.720312               12.541848                772,926              1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      8.934609                10.720312                381,977              1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      7.020585                 8.934609                616,776              1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      7.370495                 7.020585                582,039              1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.989639                 7.370495                538,601              1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.340967                 6.989639                364,304              1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      5.483042                 6.340967                308,224              1991*
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments Trust                                                                                1998
- Treasury Portfolio -
Institutional Class ***
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.168909                 1.222017               3,399,331             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.119630                 1.168909               1,151,812             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.066889                 1.119630               1,524,715             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.034183                 1.066889               1,223,255             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.012172                 1.034183                 500,957             1993
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 1.012172                 246,584             1992
------------------------------ ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.178559                 1.198954              23,881,713             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.025854                 1.178559               9,304,599             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.929695                 1.025854              10,412,582             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.929695               4,482,375             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Templeton Foreign Fund -                                                                                    1998
Class I
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.215580                 1.284158              37,738,973             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.040054                 1.215580              13,461,397             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      0.944596                 1.040054              16,316,118             1995
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 0.944596               6,972,585             1994
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Warburg Pincus Emerging                                                                                     1998
Growth Fund - Common Class
------------------------------ ------------------------ ----------------------- ------------------------ ------------


* Period from July 1, 1991 (the date participant accounts of the NACo program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account began operations exclusive to the NACo program).


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

                                   50 of 145

*** The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
    Institutional Class as of December 31, 1997 was 3.91%.

                                   51 of 145

                                    TIER IIa

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on December 31, 1995.

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Growth
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.564331                 5.847874                2,972,496            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.258167                 4.564331                6,416,724            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Ultra
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.425323                 1.739283               17,512,296            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.349699                 1.425323               17,364,360            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of  America(SM),                                                                              1998
Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.156482                 2.334569                  838,935            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.019231                 2.156482                1,041,402            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.757360                 3.535226                2,141,147            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.450467                 2.757360                1,806,885            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and Growth                                                                                 1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.948154                 2.424638                  164,209            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.797369                 1.948154                  267,437            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -
Institutional Shares
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.227166                 1.302984                  485,556            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.179520                 1.227166                  431,282            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income                                                                                   1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.097872                 4.658156                   50,755            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.859929                 4.097872                   76,382            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                                                                                         1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.589493                 1.937547               23,258,606            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.428112                 1.589493               22,719,185            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      5.361485                 6.906673                6,412,368            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      4.790401                 5.361485                7,437,534            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   52 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R) Fund                                                                                     1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.439922                 1.806504                9,967,418            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.327329                 1.439922               12,036,679            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio                                                                                      1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.681272                 1.831396                2,364,115            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.509365                 1.681272                1,269,335            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund                                                                                       1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.317785                 1.597871                2,540,462            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.202745                 1.317785                3,037,801            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Investment Company of                                                                                   1998
America(R), Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.771690                 2.279183                5,422,918            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.588880                 1.771690                5,329,249            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income                                                                                      1998
Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.230172                 1.336288                  274,281            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.148924                 1.230172                  236,446            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R) Growth Opportunities                                                                                   1998
Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      7.382705                 9.020195                  235,276            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      6.921487                 7.382705                  323,628            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      5.520025                 6.173570                  244,788            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      5.086868                 5.520025                  244,640            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                     10.884466                15.981395                  111,799            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                     10.146619                10.884466                  155,643            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class D                                                                                  1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                     14.969386                20.714549                  592,502            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                     13.111630                14.969386                  557,908            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -                                                                                   1998
Class D
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.084040                 3.858094                  360,606            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.839932                 3.084040                  507,782            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   53 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R) Money Market                                                                                    1998
Fund**
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.885823                 3.006353                1,760,454            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      2.810833                 2.885823                2,854,818            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.460899                 1.707540                3,222,201            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.325880                 1.460899                2,513,725            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                     13.599051                18.125525                  329,877            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                     12.145782                13.599051                  371,840            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund - Class A                                                                               1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.075909                 3.840312                7,200,296            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      3.068900                 3.075909                7,518,991            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.139711                 1.503085                5,223,019            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.000000                 1.139711                1,547,081            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund, Inc. -                                                                                1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                     10.723901                12.552317                   80,990            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      9.776056                10.723901                   90,771            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments -                                                                                    1998
Trust - Treasury Portfolio -
Institutional Class***
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.169304                 1.223047                 203,199             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.135916                 1.169304                 201,261             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.178953                 1.199955               3,056,840             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.108680                 1.178953               3,705,323             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Templeton Foreign Fund -                                                                                    1998
Class I
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.215987                 1.285230               5,823,447             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.114639                 1.215987               5,803,820             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------



**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1997 was 3.91%.

                                   54 of 145

                                    TIER IIb

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on December 31, 1996.

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Growth
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.764658                 5.844955                  1,115,895            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Ultra
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.470933                 1.738415                  6,429,806            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of America(SM),                                                                                 1998
Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.179712                 2.333393                    463,715            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.906659                 3.533462                    828,576            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and Growth                                                                                 1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.944620                 2.423429                    104,407            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -
Institutional Shares
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.235181                 1.302328                    153,705            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income                                                                                   1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.129010                 4.655810                     22,125            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                                                                                         1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.593589                 1.936580                  8,810,458            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.625012                 6.903229                  2,726,805            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R) Fund                                                                                     1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.490427                 1.805603                  3,146,118            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio                                                                                      1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.600124                 1.830482                    750,546            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund                                                                                       1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.384849                 1.597074                  1,227,566            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   55 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Investment Company of                                                                                   1998
America(R), Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.885626                 2.278047                  1,973,413            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income                                                                                      1998
Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.244949                 1.335621                     39,766            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R) Growth Opportunities                                                                                   1998
Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    7.657658                 9.015691                    106,751            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.601820                 6.170461                    148,670            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   12.09650                 15.973419                     38,917            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class D                                                                                  1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   16.371504                20.704221                    180,761            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -                                                                                   1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.186783                 3.856169                    106,963            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R) Money Market                                                                                    1998
Fund**
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.922724                 3.004839                    472,514            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.524036                 1.706688                  1,051,558            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   14.537628                18.116482                    157,603            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund - Class A                                                                               1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.040484                 3.838394                  2,560,666            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.231347                 1.502337                  1,203,420            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund, Inc. -                                                                                1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      10.978898               12.546053                 42,594              1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   56 of 145

-----------------------------  ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments Trust                                                                                1998
- Treasury Portfolio -
Institutional Class***
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.185797                 1.222431                 156,120             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.190178                 1.199356               1,203,031             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Templeton Foreign Fund -                                                                                    1998
Class I
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.266735                 1.284589               1,891,595             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1997 was 3.91%. ------

                                   57 of 145

                                    TIER IIIa

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on December 31, 1995.

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Growth
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.567388                 5.857641                  1,491,035            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.258179                 4.567388                  3,952,718            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Ultra
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.426278                 1.742188                  9,471,388            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.349702                 1.426278                 11,724,488            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of America(SM),                                                                                 1998
Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.157968                 2.338535                    597,695            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.019264                 2.157968                    737,276            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.759207                 3.541129                    917,688            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.450473                 2.759207                  1,075,140            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and Growth                                                                                 1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.949458                 2.428687                    130,014            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.797374                 1.949458                    303,775            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -
Institutional Shares
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.227995                 1.305179                    241,356            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.179523                 1.227995                    184,497            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income                                                                                   1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.100640                 4.666006                    120,784            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.859939                 4.100640                    203,017            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                                                                                         1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.590557                 1.940782                 12,620,829            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.428116                 1.590557                 13,966,075            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.365074                 6.918202                  5,904,892            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.790414                 5.365074                  6,668,170            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   58 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R) Fund                                                                                     1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.440886                 1.809520                  5,726,530            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.327332                 1.440886                  6,812,829            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio                                                                                      1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.682398                 1.834455                  1,302,436            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.509369                 1.682398                    886,668            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund                                                                                       1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.318667                 1.600539                  1,283,945            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.202749                 1.318667                  1,390,626            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Investment Company of                                                                                   1998
America(R), Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.772876                 2.282988                  2,356,594            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.588884                 1.772876                  2,306,070            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income                                                                                      1998
Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.230995                 1.338520                     94,434            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.148928                 1.230995                    116,525            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R) Growth Opportunities                                                                                   1998
Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    7.387651                 9.035263                    197,549            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    6.921506                 7.387651                    330,931            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.523753                 6.183974                    233,869            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.086882                 5.523753                    252,930            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund -  Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   10.891758                16.008079                     78,577            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   10.146647                10.891758                    136,164            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class D                                                                                  1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   14.979404                20.749126                    355,149            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   13.111665                14.979404                    289,479            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -                                                                                   1998
Class D
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.086105                 3.864536                     89,839            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.839940                 3.086105                    133,215            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   59 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R) Money Market                                                                                    1998
Fund**
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.887772                 3.011419                  1,219,186            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.810841                 2.887772                  1,754,115            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.461877                 1.710392                  1,596,621            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.325883                 1.461877                  1,655,042            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   13.608156                18.155790                    233,708            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   12.145815                13.608156                    239,486            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund - Class A                                                                               1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.077970                 3.846728                  3,817,279            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.068905                 3.077970                  4,941,310            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.140471                 1.505589                  3,491,065            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.000000                 1.140471                  1,023,459            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund,                                                                                       1998
Inc.-Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      10.731082               12.573280                 61,083              1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      9.776083                10.731082                107,031              1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments Trust                                                                                1998
- Treasury Portfolio -
Institutional Class***
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.170093                 1.225108                 331,148             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.135919                 1.170093                 394,386             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.179742                 1.201960               1,722,849             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.108683                 1.179742               2,213,126             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Templeton Foreign Fund -                                                                                    1998
Class I
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.216800                 1.287377               2,363,601             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.114642                 1.216800               2,314,772             1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1997was 3.91%. ------

                                   60 of 145

                                    TIER IIIb

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on December 31, 1996.

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Growth
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.767050                 5.851796                    674,415            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Ultra
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.471671                 1.740450                  4,660,957            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of America(SM),                                                                                 1998
Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.180847                 2.336182                    219,702            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.908118                 3.537596                    406,041            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and Growth                                                                                 1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.945596                 2.426264                     25,537            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -
Institutional Shares
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.235806                 1.303866                     61,181            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income                                                                                   1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.131192                 4.661311                     14,865            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                                                                                         1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.594389                 1.938846                  6,956,699            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.627834                 6.911304                  2,138,680            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Magellan(R) Fund                                                                                     1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.491175                 1.807715                  2,856,554            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity OTC Portfolio                                                                                      1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.600928                 1.832624                    658,565            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Puritan Fund                                                                                       1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.385544                 1.598943                    860,797            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   61 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Investment Company of                                                                                   1998
America(R),Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.886572                 2.280712                  1,183,576            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MAS Funds Fixed Income                                                                                      1998
Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.245574                 1.337185                      8,001            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R) Growth Opportunities                                                                                 1998
Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    7.661505                 9.026243                     63,570            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
MFS(R)High Income Fund -                                                                                    1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.604658                 6.177751                     67,909            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   12.102572                15.992105                     39,760            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Fund - Class D                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   16.379716                20.728440                    193,920            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R)Growth Fund -                                                                                  1998
Class D
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.188382                 3.860681                    119,317            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Nationwide(R) Money Market                                                                                  1998
Fund**
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.924205                 3.008389                    683,175            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.524801                 1.708685                    826,685            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Investors Fund -                                                                                     1998
Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                   14.544925                18.137679                    183,147            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Putnam Voyager Fund - Class A                                                                               1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.042012                 3.842887                  1,982,897            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.231963                 1.504092                  1,782,753            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Seligman Growth Fund,                                                                                       1998
Inc.-Class A
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      10.984409               12.560735                 23,580              1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   62 of 145

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Short-Term Investments Trust                                                                                1998
- Treasury Portfolio -
Institutional Class***
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.186398                 1.223875                  28,293             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.190775                 1.200760               1,125,641             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Templeton Foreign Fund -                                                                                    1998
Class I
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                      1.267370                 1.286093               1,989,093             1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
   Institutional Class as of December 31, 1997 was 3.91%.

                                   63 of 145

                                    TIER IVa

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.70% of average net assets on December 31, 1995.

------------------------------ ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Growth
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.570448                 5.867425                    672,795            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.258190                 4.570448                  6,694,438            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
American Century: Twentieth                                                                                 1998
Century Ultra
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.427234                 1.745098                  4,693,395            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.349706                 1.427234                 24,600,287            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Bond Fund of America(SM),                                                                               1998
Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.159454                 2.342504                    293,584            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.019297                 2.159454                  1,310,545            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.761054                 3.547042                    724,635            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    2.450480                 2.761054                  2,645,579            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Evergreen Income and Growth                                                                                 1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.950763                 2.432742                     90,044            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.797380                 1.950763                    626,778            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -
Institutional Shares
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.228823                 1.307377                    199,160            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.179526                 1.228823                    925,850            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Capital & Income                                                                                   1998
Fund
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.103407                 4.673860                     15,630            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    3.859950                 4.103407                    152,550            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Contrafund                                                                                         1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.591621                 1.944023                  6,919,494            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    1.428120                 1.591621                 26,974,645            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------
Fidelity Equity-Income Fund                                                                                 1998
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    5.368665                 6.929751                  1,480,026            1997
------------------------------ ------------------------ ----------------------- ------------------------ ------------
                                    4.790428                 5.368665                 11,209,254            1996
------------------------------ ------------------------ ----------------------- ------------------------ ------------

                                   64 of 145

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                                                                   1998
                                    1.441850                 1.812541                  2,947,714            1997
                                    1.327336                 1.441850                 12,376,864            1996
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                                                                      1998
                                    1.683525                 1.837520                    498,827            1997
                                    1.509373                 1.683525                  2,239,000            1996
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                                                       1998
                                    1.319550                 1.603211                    734,376            1997
                                    1.202752                 1.319550                  3,250,797            1996
----------------------------------------------------------------------------------------------------------------
The Investment Company of                                                                                   1998
America(R), Inc.                    1.774063                 2.286799                  1,186,761            1997
                                    1.588888                 1.774063                  4,423,281            1996
----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income                                                                                      1998
Portfolio                           1.231819                 1.340756                     84,398            1997
                                    1.148931                 1.231819                    359,528            1996
----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities                                                                                 1998
Fund - Class A                      7.392601                 9.050357                     33,173            1997
                                    6.921525                 7.392601                    399,976            1996
----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -                                                                                    1998
Class A                             5.527479                 6.194384                    108,967            1997
                                    5.086896                 5.527479                    494,287            1996
----------------------------------------------------------------------------------------------------------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A
                                   10.899055                16.034807                     28,741            1997
                                   10.146674                10.899055                    248,216            1996
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                                                                 1998
                                   14.989429                20.783760                    218,220            1997
                                   13.111701                14.989429                    664,951            1996
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -                                                                                  1998
Class D                             3.088171                 3.870989                     62,008            1997
                                    2.839948                 3.088171                    534,141            1996

                                   65 of 145

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION   YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market                                                                                  1998
Fund**                              2.889720                 3.016489                  1,244,833            1997
                                    2.810849                 2.889720                  6,170,419            1996
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.                          1.462856                 1.713248                    828,370            1997
                                    1.325887                 1.462856                  3,851,735            1996
----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -                                                                                     1998
Class A                            13.617267                18.186106                     93,488            1997
                                   12.145848                13.617267                    476,103            1996
----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                                                               1998
                                    3.080033                 3.853154                  1,919,434            1997
                                    3.068913                 3.080033                  9,182,389            1996
----------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio                     1.141231                 1.508098                  1,436,973            1997
                                    1.000000                 1.141231                  2,582,625            1996
----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund,                                                                                       1998
Inc.-Class A                       10.738267                12.594278                     29,833            1997
                                    9.776109                10.738267                    206,422            1996
----------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust
- Treasury Portfolio -
Institutional Class***              1.170883                 1.227171                  1,061,646            1997
                                    1.135922                 1.170883                    549,456            1996
----------------------------------------------------------------------------------------------------------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)                       1.180532                 1.203968                    867,768            1997
                                    1.108686                 1.180532                  6,337,264            1996
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -                                                                                    1998
Class I                             1.217615                 1.289527                  1,164,252            1997
                                    1.114645                 1.217615                  5,552,808            1996
----------------------------------------------------------------------------------------------------------------


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
     Institutional Class as of December 31, 1997 was 3.91%.

                                   66 of 145

                                    TIER IVb

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.70% of average net assets on December 31, 1996.

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
American Century: Twentieth                                                                                 1998
Century Growth                      4.764684                 5.861569                    791,919            1997
----------------------------------------------------------------------------------------------------------------
American Century: Twentieth                                                                                 1998
Century Ultra                       1.470941                 1.743357                  4,507,568            1997
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),                                                                               1998
Inc.                                2.179785                 2.340149                    124,227            1997
----------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.                          2.906675                 3.543503                    528,101            1997
----------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth                                                                                 1998
Fund                                1.944631                 2.430315                     78,659            1997
----------------------------------------------------------------------------------------------------------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -        1.235187                 1.306062                     88,326            1997
Institutional Shares
----------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income                                                                                   1998
Fund                                4.129122                 4.669162                     51,553            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                                                         1998
                                    1.593598                 1.942084                  5,170,372            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                                                                 1998
                                    5.625043                 6.922841                  1,223,287            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                                                                   1998
                                    1.490435                 1.810733                  1,539,847            1997
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                                                                      1998
                                    1.600133                 1.835685                    781,703            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                                                       1998
                                    1.384857                 1.601612                    379,214            1997
----------------------------------------------------------------------------------------------------------------
The Investment Company of                                                                                   1998
America(R), Inc.                   1.8856367                 1.601612                    318,963            1997
----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income                                                                                      1998
Portfolio                           1.244956                 1.339418                     68,206            1997
----------------------------------------------------------------------------------------------------------------

                                   67 of 145

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities                                                                                 1998
Fund - Class A                      7.657700                 9.041322                     84,709            1997
----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -                                                                                    1998
Class A                             5.601851                 6.188157                     51,594            1997
----------------------------------------------------------------------------------------------------------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A        12.096565                16.018807                     21,209            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                                                                 1998
                                   16.371594                20.763040                     90,530            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -                                                                                  1998
Class D                             3.186800                 3.867128                     19,388            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market                                                                                  1998
Fund**                              2.922740                 3.013456                    364,874            1997
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.                          1.524045                 1.711539                    751,166            1997
----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -                                                                                     1998
Class A                            14.537708                18.167964                     65,920            1997
----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                                                               1998
                                    3.040501                 3.849306                  1,809,222            1997
----------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio                     1.231354                 1.506599                  1,151,075            1997
----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -                                                                                1998
Class A                            10.978958                12.581713                     25,438            1997
----------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust                                                                                1998
- Treasury Portfolio -              1.185040                 1.225937                    102,438            1997
Institutional Class***
----------------------------------------------------------------------------------------------------------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)                       1.190184                 1.202766                    811,683            1997
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -                                                                                    1998
Class I                             1.266741                 1.288241                    990,793            1997
----------------------------------------------------------------------------------------------------------------


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
     Institutional Class as of December 31, 1997 was 3.91%.

                                   68 of 145

                                    TIER IVc

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.70% of average net assets on December 31, 1996. Tier IVc includes certain departments of a member county that was previously converted to Tier IVc using the asset balance as of December 31, 1995.

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
American Century: Twentieth                                                                                 1998
Century Growth                      4.771826                 5.852797                      2,226            1997
----------------------------------------------------------------------------------------------------------------
American Century: Twentieth                                                                                 1998
Century Ultra                       1.473146                 1.740747                     39,473            1997
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),                                                                               1998
Inc.                                2.183080                 2.336617                        139            1997
----------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.                          2.911030                 3.538202                      4,553            1997
----------------------------------------------------------------------------------------------------------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -        1.237055                 1.304091                     34,364            1997
Institutional Shares
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                                                         1998
                                    1.595986                 1.939178                     51,788            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                                                                 1998
                                    5.633468                 6.912488                      6,909            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                                                                   1998
                                    1.492668                 1.808025                     36,399            1997
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                                                                      1998
                                    1.602532                 1.832937                      4,185            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                                                       1998
                                    1.386931                 1.599217                      9,482            1997
----------------------------------------------------------------------------------------------------------------
The Investment Company of                                                                                   1998
America(R), Inc.                    1.888461                 2.281103                      3,811            1997
----------------------------------------------------------------------------------------------------------------

                                   69 of 145

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income                                                                                      1998
Portfolio                           1.246208                 1.337415                        438            1997
----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities                                                                                 1998
Fund - Class A                      7.669182                 9.027786                        693            1997
----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -                                                                                    1998
Class A                             5.610319                 6.178817                        117            1997
----------------------------------------------------------------------------------------------------------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A       12.1146941                15.994835                        353            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                                                                 1998
                                   16.396107                20.731998                      2,085            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -                                                                                  1998
Class D                             3.191575                 3.861342                        226            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market                                                                                  1998
Fund**                              2.927158                 3.008908                      5,303            1997
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.                          1.526328                 1.708978                     19,355            1997
----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -                                                                                     1998
Class A                            14.559488                18.140786                      2,047            1997
----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                                                               1998
                                    3.045061                 3.843542                     15,376            1997
----------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio                     1.233193                 1.504352                     29,469            1997
----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -                                                                                1998
Class A                            10.995409                12.562888                        406            1997
----------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust                                                                                1998
- Treasury Portfolio -              1.187596                 1.224087                      7,027            1997
Institutional Class***
----------------------------------------------------------------------------------------------------------------

                                   70 of 145

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)
                                      1.191967                 1.200967                   6,790             1997
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -                                                                                    1998
Class I
                                      1.268639                 1.286315                   8,712             1997
----------------------------------------------------------------------------------------------------------------


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
     Institutional Class as of December 31, 1997 was 3.91%.

                                   71 of 145

                                     TIER V

Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.65% of average net assets on December 31, 1996.

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
American Century: Twentieth                                                                                 1998
Century Growth                      4.776599                 5.869391                  2,322,606            1997
----------------------------------------------------------------------------------------------------------------
American Century: Twentieth                                                                                 1998
Century Ultra                       1.474619                 1.745683                 19,969,711            1997
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),                                                                               1998
Inc.                                2.185294                 2.343312                    753,555            1997
----------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century                                                                                   1998
Fund, Inc.                          2.913941                 3.548231                  2,219,012            1997
----------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth                                                                                 1998
Fund                                1.949492                 2.433557                    297,366            1997
----------------------------------------------------------------------------------------------------------------
Federated U.S. Government                                                                                   1998
Securities Fund: 2-5 Years -        1.238301                 1.307818                    579,571            1997
Institutional Shares
----------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income                                                                                   1998
Fund                                4.139531                 4.675440                     61,610            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                                                         1998
                                    1.597582                 1.944675                 19,667,377            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                                                                 1998
                                    5.639098                 6.932074                  8,086,997            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                                                                   1998
                                    1.494160                 1.813149                  6,992,191            1997
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                                                                      1998
                                    1.604136                 1.838136                  2,776,451            1997
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                                                       1998
                                    1.388317                 1.603749                  2,031,661            1997
----------------------------------------------------------------------------------------------------------------

                                   72 of 145

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
The Investment Company of                                                                                   1998
America(R), Inc.                    1.890348                 2.287566                  2,872,363            1997
----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income                                                                                      1998
Portfolio                           1.248067                 1.341206                    277,396            1997
----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities                                                                                 1998
Fund - Class A                      7.676856                 9.053391                    212,160            1997
----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -                                                                                    1998
Class A                             5.615972                 6.196477                    418,967            1997
----------------------------------------------------------------------------------------------------------------
Massachusetts Investors                                                                                     1998
Growth Stock Fund - Class A        12.126811                16.040180                    117,830            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                                                                 1998
                                   16.412492                20.790728                    569,519            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -                                                                                  1998
Class D                             3.194767                 3.872287                    269,417            1997
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market                                                                                  1998
Fund**                              2.930108                 3.017508                  3,269,252            1997
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian                                                                                 1998
Fund, Inc.                          1.527855                 1.713822                  4,309,283            1997
----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -                                                                                     1998
Class A                            14.574047                18.192202                    377,276            1997
----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                                                               1998
                                    3.048108                 3.854445                  6,307,757            1997
----------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500                                                                                   1998
Index Portfolio                     1.234422                 1.508603                  5,095,657            1997
----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -                                                                                1998
Class A                            11.006405                12.598501                    124,591            1997
----------------------------------------------------------------------------------------------------------------

                                   73 of 145

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND         ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                               VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                               PERIOD                                           THE END OF THE PERIOD
----------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust                                                                                1998
- Treasury Portfolio -                1.188793                 1.227585                 238,580             1997
Institutional Class***
----------------------------------------------------------------------------------------------------------------
T. Rowe Price International                                                                                 1998
Stock Fund(R)                         1.193159                 1.204372               4,374,310             1997
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -                                                                                    1998
Class I                               1.269907                 1.289960               4,910,891             1997
----------------------------------------------------------------------------------------------------------------


**The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1997 was 4.23%.

***The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
     Institutional Class as of December 31, 1997 was 3.91%.

                                   74 of 145

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                         BY THE NACo VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730, (T.T.Y. 1-800-848-0833).

                                TABLE OF CONTENTS

                                                                            Page
General Information and History.........................................       1
Services................................................................       1
Purchase of Securities Being Offered ...................................       1
Underwriters ...........................................................       2
Calculation of Performance .............................................       2
Annuity Payments........................................................       4
Financial Statements....................................................       5

GENERAL INFORMATION AND HISTORY

The Variable Account is a separate investment account of Nationwide Life Insurance Company (the "Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

The Company has responsibility for administration of the Contracts and the Variable Account, maintaining records, including name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contracts issued to each such Contract Owner and the Contract Value of each Contract.

All assets of the Variable Account are held in custody for safekeeping by the Company. The assets of each Sub-Account will be kept physically segregated and held separate and apart from assets of other Sub-Accounts and from assets of any other firm, person, or corporation. The Company will maintain a record of all and redemption for shares of the Underlying Mutual Fund held in each Sub-Account.

The Company, or affiliates of the Company, may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular


                                       1



                                   75 of 145

Underlying Mutual Funds. These fees in no way affect the Net Asset Value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contracts, the Contract Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the Variable Account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account of the Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at the Home Office.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1997, 1996, and 1995, no underwriting commissions were paid by Nationwide to NISC.


CALCULATION OF PERFORMANCE

Any current yield quotations of the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1997, the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts seven-day current yield were 4.23% and 3.91% respectively. The Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts' seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Sub-Accounts, and for the period ending December 31, 1997 were 4.32% and 3.98% respectively.

The yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Sub-Accounts' portfolios, portfolio quality and average maturity, changes in interest rates, and the Sub-Accounts' expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in Nationwide Money Market Fund and the Short Term Investment Trust Treasury Portfolio Sub-Account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.



                                       2



                                   76 of 145

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available in the Variable Account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's or Participant's Account Value at redemption may be more or less than the original cost.

ANNUITY PAYMENTS

See "Distribution of Participant Accounts (Retirement Period)" located in the prospectus.




                                       3



                                   77 of 145

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of NACo Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.




                                                        KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                              NACO VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
   Investments at market value:
      American Century: Twentieth Century Growth Fund (ACTCGro)
         4,291,370 shares (cost $88,601,874) .............................................................  $   103,035,805
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         8,004,428 shares (cost $216,934,024) ............................................................      218,520,874
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,062,195 shares (cost $14,617,410) .............................................................       14,870,732
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         5,002,424 shares (cost $45,056,483) .............................................................       52,575,475
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         168,957 shares (cost $3,368,230) ................................................................        4,043,133
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         404,319 shares (cost $4,264,947) ................................................................        4,297,907
      Fidelity Capital & Income Fund (FidCapInc)
         265,562 shares (cost $2,237,282) ................................................................        2,658,279
      Fidelity Contrafund (FidContr)
         6,884,041 shares (cost $270,249,054) ............................................................      321,002,831
      Fidelity Equity-Income Fund (FidEqInc)
         6,743,244 shares (cost $239,634,342) ............................................................      353,413,444
      Fidelity Magellan(R) Fund (FidMgln)
         1,306,291 shares (cost $104,252,765) ............................................................      124,450,301
      Fidelity OTC Portfolio (FidOTC)
         941,944 shares (cost $31,926,103) ...............................................................       31,508,034
      Fidelity Puritan(R) Fund (FidPurtn)
         1,634,297 shares (cost $28,386,708) .............................................................       31,672,685
      The Investment Company of America(R) (InvCoAm)
         2,554,066 shares (cost $57,497,295) .............................................................       72,152,374
      MAS Funds - Fixed Income Portfolio (MASFIP)
         226,135 shares (cost $2,700,953) ................................................................        2,695,530
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,146,474 shares (cost $13,461,885) .............................................................       15,958,923
      MFS(R) High Income Fund - Class A (MFSHiInc)
         2,601,403 shares (cost $14,193,356) .............................................................       14,385,760
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,031,758 shares (cost $11,575,941) .............................................................       12,814,439
      Nationwide(R) Fund (NWFund)
         3,363,858 shares (cost $68,052,739) .............................................................       89,108,593

      Nationwide(R) Growth Fund (NWGroFd)
         523,849 shares (cost $6,208,414) ................................................................        7,669,144
      Nationwide(R) Money Market Fund (NWMyMkt)
         44,019,657 shares (cost $44,019,657) ............................................................       44,019,657
      Neuberger & Berman Guardian Fund (NBGuard)
         1,546,964 shares (cost $40,472,926) .............................................................       40,066,366
      Putnam Investors Fund - Class A (PutInvFd)
         5,331,304 shares (cost $50,456,063) .............................................................       59,923,856
      Putnam Voyager Fund - Class A (PutVoyFd)
         10,519,384 shares (cost $161,006,964) ...........................................................      200,394,263
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         1,891,075 shares (cost $50,913,658) .............................................................       57,961,448
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,596,635 shares (cost $9,021,423) ..............................................................        9,707,543
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         4,160,006 shares (cost $4,160,006) ..............................................................        4,160,006
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,136,462 shares (cost $31,045,917) .............................................................       28,671,326
      Templeton Foreign Fund - Class I (TemForFd)
         4,876,616 shares (cost $50,264,551) .............................................................       48,522,327
                                                                                                              -------------
            Total investments ............................................................................    1,970,261,055
   Accounts receivable ...................................................................................          599,224
                                                                                                              -------------
            Total assets .................................................................................    1,970,860,279
ACCOUNTS PAYABLE .........................................................................................           66,032
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................  $ 1,970,794,247
                                                                                                              =============

See accompanying notes to financial statements.

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    TOTAL                           ACTCGRO
                                                       --------------   -------------     -----------     -----------
                                                            1997             1996            1997             1996
                                                       --------------   -------------     -----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $   21,526,606      18,399,398              -        1,237,485
Mortality and expense charges (note 2) .............       (8,687,459)     (6,124,188)       (597,743)       (773,702)
Administration charge (note 2)
      Tier I .......................................       (3,835,645)     (2,597,055)       (241,160)       (321,103)
      Tier II ......................................       (1,270,800)       (836,073)       (106,219)       (117,371)
      Tier III .....................................         (639,538)       (432,408)        (42,450)        (57,199)
      Tier IV ......................................         (235,537)       (589,120)        (19,525)        (69,950)
      Tier V .......................................         (354,719)             -          (23,235)             -
                                                       --------------   -------------     -----------     -----------
  Net investment activity ..........................        6,502,908       7,820,554      (1,030,332)       (101,840)
Proceeds from mutual fund shares sold ..............      390,188,601     129,158,279      76,437,716      21,718,951
Cost of mutual fund shares sold ....................     (330,761,963)   (119,175,064)    (77,270,118)    (19,610,019)
                                                       --------------   -------------     -----------     -----------
  Realized gain (loss) on investments ..............       59,426,638       9,983,215        (832,402)      2,108,932
Change in unrealized gain (loss) on investments ....      133,294,095      79,007,949      13,050,693      15,963,893
                                                       --------------   -------------     -----------     -----------
  Net gain (loss) on investments ...................      192,720,733      88,991,164      12,218,291      18,072,825
                                                       --------------   -------------     -----------     -----------
Reinvested capital gains ...........................      158,561,197      78,266,596      15,163,270       1,663,504
                                                       --------------   -------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............      357,784,838     175,078,314      26,351,229      19,634,489
                                                       --------------   -------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................      428,935,376     318,493,085       9,656,125      16,288,513
Transfers between funds ............................               -               -      (67,825,676)    (26,081,481)
Redemptions ........................................     (222,355,417)    (71,502,064)    (15,764,285)     (8,867,521)
Adjustments to maintain reserves ...................         (104,195)       (127,810)          1,467          (8,235)
                                                       --------------   -------------     -----------     -----------
    Net equity transactions ........................      206,475,764     246,863,211     (73,932,369)    (18,668,724)
Net change in contract owners' equity ..............      564,260,602     421,941,525     (47,581,140)        965,765
Contract owners' equity beginning of period ........    1,406,533,645     984,592,120     150,619,441     149,653,676
                                                       --------------   -------------     -----------     -----------
Contract owners' equity end of period ..............   $1,970,794,247   1,406,533,645     103,038,301     150,619,441
                                                       ==============   =============     ===========     ===========

                                                                  ACTCULTRA                        BDFDAM
                                                       --------------   ------------     -----------     -----------
                                                            1997            1996             1997            1996
                                                       --------------   ------------     -----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $       83,084             -        1,010,649         983,502
Mortality and expense charges (note 2) .............         (953,698)      (648,777)        (71,217)        (68,410)
Administration charge (note 2)
      Tier I .......................................         (405,576)      (271,468)        (32,333)        (31,741)
      Tier II ......................................         (141,718)       (87,166)        (10,968)         (8,216)
      Tier III .....................................          (62,578)       (43,731)         (5,391)         (4,757)
      Tier IV ......................................          (28,453)       (66,121)         (1,857)         (5,977)
      Tier V .......................................          (45,144)            -           (2,386)             -
                                                       --------------   ------------     -----------     -----------
  Net investment activity ..........................       (1,554,083)    (1,117,263)        886,497         864,401
Proceeds from mutual fund shares sold ..............       30,918,833     10,123,449       6,105,619       3,918,729
Cost of mutual fund shares sold ....................      (20,795,085)    (7,647,599)     (5,779,601)     (4,170,224)
                                                       --------------   ------------     -----------     -----------
  Realized gain (loss) on investments ..............       10,123,748      2,475,850         326,018        (251,495)
Change in unrealized gain (loss) on investments ....      (17,363,508)     5,194,710         (75,230)        120,398
                                                       --------------   ------------     -----------     -----------
  Net gain (loss) on investments ...................       (7,239,760)     7,670,560         250,788        (131,097)
                                                       --------------   ------------     -----------     -----------
Reinvested capital gains ...........................       44,171,059      8,455,551              -               -
                                                       --------------   ------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............       35,377,216     15,008,848       1,137,285         733,304
                                                       --------------   ------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................       53,715,959     44,415,944       2,197,440       2,665,962
Transfers between funds ............................        3,392,831       (123,456)       (571,835)     (1,815,612)
Redemptions ........................................      (23,610,763)    (9,988,739)     (1,874,029)     (1,020,041)
Adjustments to maintain reserves ...................          (32,791)         4,505            (934)           (388)
                                                       --------------   ------------     -----------     -----------
    Net equity transactions ........................       33,465,236     34,308,254        (249,358)       (170,079)
Net change in contract owners' equity ..............       68,842,452     49,317,102         887,927         563,225
Contract owners' equity beginning of period ........      149,650,009    100,332,907      13,981,906      13,418,681
                                                       --------------   ------------     -----------     -----------
Contract owners' equity end of period ..............   $  218,492,461    149,650,009      14,869,833      13,981,906
                                                       ==============   ============     ===========     ===========

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       Dry3dCen                        EvincGro
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $     91,287          58,249         195,572         230,814
Mortality and expense charges (note 2) ...................       (221,903)       (128,394)        (21,028)        (22,935)
Administration charge (note 2)
      Tier I .............................................        (97,392)        (55,900)         (9,235)         (9,315)
      Tier II ............................................        (34,054)        (16,664)         (2,503)         (2,088)
      Tier III ...........................................        (11,626)         (7,707)         (1,203)         (1,899)
      Tier IV ............................................         (7,396)        (13,044)           (764)         (2,724)
      Tier V .............................................         (9,978)             -           (1,117)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................       (291,062)       (163,460)        159,722         191,853
Proceeds from mutual fund shares sold ....................      4,764,654       2,082,457       1,435,669         812,536
Cost of mutual fund shares sold ..........................     (3,479,290)     (1,902,636)     (1,298,478)       (810,548)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      1,285,364         179,821         137,191           1,988
Change in unrealized gain (loss) on investments ..........      5,489,938       1,051,717         361,146         299,106
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      6,775,302       1,231,538         498,337         301,094
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................      4,107,891       4,062,877         250,452              -
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................     10,592,131       5,130,955         908,511         492,947
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................      9,531,871       4,367,438         219,542         263,265
Transfers between funds ..................................      6,920,263       1,020,985        (890,063)       (690,152)
Redemptions ..............................................     (4,743,489)     (1,289,248)       (615,031)       (236,697)
Adjustments to maintain reserves .........................         (2,888)         (1,444)           (227)            (57)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     11,705,757       4,097,731      (1,285,779)       (663,641)
Net change in contract owners' equity ....................     22,297,888       9,228,686        (377,268)       (170,694)
Contract owners' equity beginning of period ..............     30,274,825      21,046,139       4,420,173       4,590,867
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 52,572,713      30,274,825       4,042,905       4,420,173
                                                             ============    ============    ============    ============

                                                                   FedUSGvt                        FidCapInc
                                                         ------------    -------------   -------------   -------------
                                                             1997            1996            1997            1996
                                                         ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .................................   $    209,493          165,458         200,858         254,679
Mortality and expense charges (note 2) ...............        (18,574)         (15,988)        (14,160)        (15,511)
Administration charge (note 2)
      Tier I .........................................         (7,959)          (6,388)         (5,604)         (5,478)
      Tier II ........................................         (2,671)          (1,708)         (1,301)         (1,341)
      Tier III .......................................           (799)            (702)         (1,998)         (2,553)
      Tier IV ........................................           (688)          (2,234)           (614)         (1,397)
      Tier V .........................................         (1,002)              -             (434)             -
                                                         ------------    -------------   -------------   -------------
  Net investment activity ............................        177,800          138,438         176,747         228,399
Proceeds from mutual fund shares sold ................      3,311,692        1,121,910         708,617         402,846
Cost of mutual fund shares sold ......................     (3,290,687)      (1,104,963)       (510,739)       (303,343)
                                                         ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ................         21,005           16,947         197,878          99,503
Change in unrealized gain (loss) on investments ......         34,443          (74,664)         (9,038)        (32,719)
                                                         ------------    -------------   -------------   -------------
  Net gain (loss) on investments .....................         55,448          (57,717)        188,840          66,784
                                                         ------------    -------------   -------------   -------------
Reinvested capital gains .............................             -                -               -               -
                                                         ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............        233,248           80,721         365,587         295,183
                                                         ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................        845,763          917,785              13              79
Transfers between funds ..............................        373,832          (15,253)       (236,823)       (206,511)
Redemptions ..........................................       (638,843)        (302,046)       (447,420)       (151,301)
Adjustments to maintain reserves .....................           (213)            (236)           (261)           (258)
                                                         ------------    -------------   -------------   -------------
    Net equity transactions ..........................        580,539          600,250        (684,491)       (357,991)
Net change in contract owners' equity ................        813,787          680,971        (318,904)        (62,808)
Contract owners' equity beginning of period ..........      3,483,920        2,802,949       2,976,924       3,039,732
                                                         ------------    -------------   -------------   -------------
Contract owners' equity end of period ................   $  4,297,707        3,483,920       2,658,020       2,976,924
                                                         ============    =============   =============   =============


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      FidContr                         FidEqInc
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $  2,195,540       1,729,074       6,194,440       5,475,347
Mortality and expense charges (note 2) ...................     (1,359,850)       (798,784)     (1,565,778)     (1,122,012)
Administration charge (note 2)
      Tier I .............................................       (616,290)       (344,719)       (659,522)       (446,967)
      Tier II ............................................       (203,894)       (114,869)       (215,189)       (139,206)
      Tier III ...........................................        (95,933)        (53,673)       (143,887)        (98,535)
      Tier IV ............................................        (39,669)        (73,089)        (32,619)       (114,864)
      Tier V .............................................        (48,345)             -          (72,789)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................       (168,441)        343,940       3,504,656       3,553,763
Proceeds from mutual fund shares sold ....................     21,045,430       1,366,015      28,097,646       2,277,100
Cost of mutual fund shares sold ..........................    (13,726,446)     (1,138,648)    (13,468,143)     (1,372,592)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      7,318,984         227,367      14,629,503         904,508
Change in unrealized gain (loss) on investments ..........     19,495,166      16,820,570      46,925,897      25,291,931
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................     26,814,150      17,047,937      61,555,400      26,196,439
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................     27,727,162      12,840,593      13,064,496      10,075,492
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................     54,372,871      30,232,470      78,124,552      39,825,694
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     80,513,062      56,201,369      50,674,836      37,458,833
Transfers between funds ..................................     17,826,645      10,119,538      11,399,955       1,709,515
Redemptions ..............................................    (33,838,679)     (8,109,140)    (39,688,848)     (9,799,106)
Adjustments to maintain reserves .........................        (25,668)        (82,591)         (5,107)        (10,973)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     64,475,360      58,129,176      22,380,836      29,358,269
Net change in contract owners' equity ....................    118,848,231      88,361,646     100,505,388      69,183,963
Contract owners' equity beginning of period ..............    202,139,639     113,777,993     252,903,435     183,719,472
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $320,987,870     202,139,639     353,408,823     252,903,435
                                                             ============    ============    ============    ============

                                                                      FidMgIn                          FidOTC
                                                            ------------    -------------   -------------   -------------
                                                                1997            1996             1997           1996
                                                            ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ....................................   $  1,505,116        1,231,059              -           23,360
Mortality and expense charges (note 2) ..................       (556,391)        (470,560)       (130,795)        (45,939)
Administration charge (note 2)
      Tier I ............................................       (265,730)        (210,832)        (56,929)        (18,847)
      Tier II ...........................................        (82,339)         (67,570)        (17,458)         (5,450)
      Tier III ..........................................        (40,641)         (30,164)         (8,619)         (2,930)
      Tier IV ...........................................        (14,355)         (40,626)         (3,645)         (5,320)
      Tier V ............................................        (16,376)              -           (6,672)             -
                                                            ------------    -------------   -------------   -------------
  Net investment activity ...............................        529,284          411,307        (224,118)        (55,126)
Proceeds from mutual fund shares sold ...................     12,485,988        9,511,017       7,535,213       5,210,061
Cost of mutual fund shares sold .........................     (9,950,443)      (9,021,392)     (6,716,721)     (4,935,771)
                                                            ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ...................      2,535,545          489,625         818,492         274,290
Change in unrealized gain (loss) on investments .........     15,085,951       (5,107,582)       (488,087)        192,680
                                                            ------------    -------------   -------------   -------------
  Net gain (loss) on investments ........................     17,621,496       (4,617,957)        330,405         466,970
                                                            ------------    -------------   -------------   -------------
Reinvested capital gains ................................      6,362,186       13,496,407       2,202,654       1,432,109
                                                            ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     24,512,966        9,289,757       2,308,941       1,843,953
                                                            ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .......................................     25,481,895       31,416,476      11,403,571       5,657,606
Transfers between funds .................................     (7,601,758)     (21,447,207)      7,515,284       2,619,455
Redemptions .............................................    (13,965,007)      (6,185,751)     (3,842,544)       (953,105)
Adjustments to maintain reserves ........................         (3,444)          (3,719)         (3,592)          2,639
                                                            ------------    -------------   -------------   -------------
    Net equity transactions .............................      3,911,686        3,779,799      15,072,719       7,326,595
Net change in contract owners' equity ...................     28,424,652       13,069,556      17,381,660       9,170,548
Contract owners' equity beginning of period .............     96,022,426       82,952,870      14,122,665       4,952,117
                                                            ------------    -------------   -------------   -------------
Contract owners' equity end of period ...................   $124,447,078       96,022,426      31,504,325      14,122,665
                                                            ============    =============   =============   =============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       FIDPURTN                        INVCOAM
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................... $  1,002,542         663,018       1,117,268         858,735
  Mortality and expense charges (note 2) ...................     (137,123)        (92,533)       (310,471)       (201,765)
  Administration charge (note 2)
      Tier I .............................................        (66,667)        (42,011)       (147,489)        (98,152)
      Tier II ............................................        (21,034)        (14,101)        (56,789)        (31,791)
      Tier III ...........................................         (8,864)         (4,836)        (20,464)        (10,503)
      Tier IV ............................................         (3,289)         (8,068)         (5,858)        (14,185)
      Tier V .............................................         (4,128)             -           (8,057)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................        761,437         501,469         568,140         502,339
  Proceeds from mutual fund shares sold ....................    3,662,742         962,001       4,672,687         675,337
  Cost of mutual fund shares sold ..........................   (2,886,331)       (865,169)     (2,891,566)       (513,445)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................        776,411          96,832       1,781,121         161,892
  Change in unrealized gain (loss) on investments ..........    2,156,757         169,722       6,778,676       4,136,181
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      2,933,168         266,554       8,559,797       4,298,073
                                                             ------------    ------------    ------------    ------------
  Reinvested capital gains .................................    1,480,106       1,666,308       6,012,594       1,928,126
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      5,174,711       2,434,331      15,140,531       6,728,538
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ........................................      8,122,684       7,953,081      14,055,579      10,683,322
  Transfers between funds ..................................      359,606      (1,017,005)      2,266,399         378,502
  Redemptions ..............................................   (3,573,534)       (916,941)     (7,025,850)     (1,818,340)
  Adjustments to maintain reserves .........................         (346)         (2,681)           (636)         (1,655)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................      4,908,410       6,016,454       9,295,492       9,241,829
Net change in contract owners' equity ....................     10,083,121       8,450,785      24,436,023      15,970,367
Contract owners' equity beginning of period ..............     21,589,381      13,138,596      47,716,024      31,745,657
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 31,672,502      21,589,381      72,152,047      47,716,024
                                                             ============    ============    ============    ============

                                                                          MASFIP                         MFSGROPP
                                                               ------------    -------------   -------------   -------------
                                                                   1997             1996            1997            1996
                                                               ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................................   $  138,468           80,179              -               -
  Mortality and expense charges (note 2) .....................      (10,147)          (5,596)        (81,246)        (74,504)
  Administration charge (note 2)
      Tier I ...............................................         (5,562)          (2,333)        (36,299)        (32,153)
      Tier II ..............................................         (1,154)            (809)        (11,776)         (9,036)
      Tier III .............................................           (317)            (322)         (6,917)         (7,134)
      Tier IV ..............................................           (281)            (582)         (2,083)         (6,237)
      Tier V ...............................................           (387)              -           (2,838)             -
                                                               ------------    -------------   -------------   -------------
  Net investment activity ..................................        120,620           70,537        (141,159)       (129,064)
  Proceeds from mutual fund shares sold ......................    1,286,155          507,874       2,859,690       1,150,785
  Cost of mutual fund shares sold ............................   (1,260,770)        (513,015)     (2,016,264)       (948,141)
                                                               ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ......................         25,385           (5,141)        843,426         202,644
  Change in unrealized gain (loss) on investments ............       (5,429)             991         547,661         996,452
                                                               ------------    -------------   -------------   -------------
  Net gain (loss) on investments ...........................         19,956           (4,150)      1,391,087       1,199,096
                                                               ------------    -------------   -------------   -------------
  Reinvested capital gains ...................................       35,341           15,684       1,975,637       1,657,280
                                                               ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................        175,917           82,071       3,225,565       2,727,312
                                                               ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ..........................................        796,916          757,253         289,620         323,809
  Transfers between funds ....................................      552,003          238,058        (778,278)       (372,651)
  Redemptions ................................................     (388,815)         (51,714)     (2,103,012)       (840,556)
  Adjustments to maintain reserves ...........................          122              (20)        (13,012)        (10,408)
                                                               ------------    -------------   -------------   -------------
    Net equity transactions ................................        960,226          943,577      (2,604,682)       (899,806)
Net change in contract owners' equity ......................      1,136,143        1,025,648         620,883       1,827,506
Contract owners' equity beginning of period ................      1,559,535          533,887      15,338,362      13,510,856
                                                               ------------    -------------   -------------   -------------
Contract owners' equity end of period ......................   $  2,695,678        1,559,535      15,959,245      15,338,362
                                                               ============    =============   =============   =============

                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       MFSHIINC                        MFSGRSTK
                                                             ------------    -------------   -------------   -------------
                                                                 1997            1996             1997           1996
                                                             ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................... $  1,110,356         889,431           5,750              -
  Mortality and expense charges (note 2) ...................      (64,630)        (52,543)        (60,114)        (48,355)
  Administration charge (note 2)
      Tier I ...............................................      (27,160)        (22,596)        (25,523)        (19,892)
      Tier II ..............................................       (8,510)         (5,087)         (8,400)         (5,932)
      Tier III .............................................       (4,958)         (3,885)         (5,187)         (3,649)
      Tier IV ..............................................       (1,712)         (5,842)         (1,546)         (5,102)
      Tier V ...............................................       (3,381)             -           (2,624)             -
                                                             ------------    ------------    ------------    ------------
   Net investment activity .................................    1,000,005         799,478         (97,644)        (82,930)
  Proceeds from mutual fund shares sold ....................   11,436,316       4,588,314       4,936,847       1,966,038
  Cost of mutual fund shares sold ..........................  (10,796,798)     (4,584,436)     (4,951,950)     (1,887,331)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ......................      639,518           3,878         (15,103)         78,707
  Change in unrealized gain (loss) on investments ..........     (181,828)        309,388       2,506,771        (849,763)
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...........................      457,690         313,266       2,491,668        (771,056)
                                                             ------------    ------------    ------------    ------------
  Reinvested capital gains .................................           -               -        1,959,714       2,673,340
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................    1,457,695       1,112,744       4,353,738       1,819,354
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ..........................................    2,868,284       1,750,588       1,918,046       1,557,760
  Transfers between funds ..................................      346,011        (516,810)     (3,240,441)        525,257
  Redemptions ..............................................   (1,335,492)       (693,668)     (1,447,659)       (513,838)
  Adjustments to maintain reserves .........................        1,475          (1,252)          1,016            (695)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ................................    1,880,278         538,858      (2,769,038)      1,568,484
  Net change in contract owners' equity ....................    3,337,973       1,651,602       1,584,700       3,387,838
  Contract owners' equity beginning of period ..............   11,049,325       9,397,723      11,230,813       7,842,975
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ...................... $ 14,387,298      11,049,325      12,815,513      11,230,813
                                                             ============    ============    ============    ============

                                                                    NWFUND                          NWGROFD
                                                         ------------    -------------   -------------   -------------
                                                             1997             1996            1997           1996
                                                         ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................. $    858,226          665,218          60,952          73,925
  Mortality and expense charges (note 2) ...............     (330,998)        (197,452)        (38,660)        (34,864)
  Administration charge (note 2)
      Tier I ...........................................     (148,673)         (83,411)        (17,881)        (14,949)
      Tier II ..........................................      (47,277)         (30,586)         (6,779)         (6,067)
      Tier III .........................................      (25,296)         (11,762)         (2,338)         (1,259)
      Tier IV ..........................................       (9,148)         (18,775)           (622)         (3,428)
      Tier V ...........................................      (12,503)              -           (1,460)             -
                                                         ------------    -------------   -------------   -------------
    Net investment activity ............................      284,331          323,232          (6,788)         13,358
  Proceeds from mutual fund shares sold ................    6,266,837        2,896,804       1,515,017         589,678
  Cost of mutual fund shares sold ......................   (3,680,205)      (2,273,962)       (992,381)       (443,098)
                                                         ------------    -------------   -------------   -------------
    Realized gain (loss) on investments ................    2,586,632          622,842         522,636         146,580
  Change in unrealized gain (loss) on investments ......   13,332,389        4,317,064         283,755         350,942
                                                         ------------    -------------   -------------   -------------
    Net gain (loss) on investments .....................   15,919,021        4,939,906         806,391         497,522
                                                         ------------    -------------   -------------   -------------
  Reinvested capital gains .............................    4,357,194        2,639,185         928,742         474,821
                                                         ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   20,560,546        7,902,323       1,728,345         985,701
                                                         ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................   17,504,981        5,816,573         423,584         540,709
  Transfers between funds ..............................   15,259,707         (221,892)       (580,789)       (505,058)
  Redemptions ..........................................   (8,674,178)      (2,632,012)     (1,098,214)       (251,120)
  Adjustments to maintain reserves .....................       (2,327)          (1,901)            (35)           (308)
                                                         ------------    -------------   -------------   -------------
    Net equity transactions ............................   24,088,183        2,960,768      (1,255,454)       (215,777)
  Net change in contract owners' equity ................   44,648,729       10,863,091         472,891         769,924
  Contract owners' equity beginning of period ..........   44,457,575       33,594,484       7,196,235       6,426,311
                                                         ------------    -------------   -------------   -------------
  Contract owners' equity end of period ................ $ 89,106,304       44,457,575       7,669,126       7,196,235
                                                         ============    =============   =============   =============

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       NWMYMKT                         NBGUARD
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $  2,538,526       2,149,385         219,518         196,669
Mortality and expense charges (note 2) ...................       (254,376)       (232,068)       (170,400)        (83,256)
Administration charge (note 2)
      Tier I .............................................        (95,174)        (78,586)        (72,318)        (33,390)
      Tier II ............................................        (27,102)        (26,094)        (24,787)        (11,620)
      Tier III ...........................................        (17,915)        (14,966)        (10,868)         (5,748)
      Tier IV ............................................        (10,690)        (34,876)         (4,336)         (8,820)
      Tier V .............................................        (17,451)             -           (9,033)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................      2,115,818       1,762,795         (72,224)         53,835
Proceeds from mutual fund shares sold ....................     65,472,045      36,057,505       4,722,451       1,397,739
Cost of mutual fund shares sold ..........................    (65,472,045)    (36,057,505)     (3,617,011)     (1,206,162)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................             -               -        1,105,440         191,577
Change in unrealized gain (loss) on investments ..........             -               -       (1,847,382)      1,430,910
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................             -               -         (741,942)      1,622,487
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................             -               -        5,284,078       1,002,975
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      2,115,818       1,762,795       4,469,912       2,679,297
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     10,477,258       5,939,190      14,909,263      10,662,720
Transfers between funds ..................................    (10,384,252)      6,268,382       3,648,156        (308,504)
Redemptions ..............................................     (8,399,390)     (6,040,030)     (4,870,821)     (1,054,373)
Adjustments to maintain reserves .........................           (686)         (3,204)         (7,439)           (951)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     (8,307,070)      6,164,338      13,679,159       9,298,892
Net change in contract owners' equity ....................     (6,191,252)      7,927,133      18,149,071      11,978,189
Contract owners' equity beginning of period ..............     50,815,017      42,887,884      21,909,962       9,931,773
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 44,623,765      50,815,017      40,059,033      21,909,962
                                                             ============    ============    ============    ============

                                                                  PUTINVFD                        PUTVOYFD
                                                        ------------    -------------   -------------   -------------
                                                            1997            1996            1997             1996
                                                        ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................   $    201,337          183,827              -               -
Mortality and expense charges (note 2) ..............       (245,470)        (156,121)       (845,606)       (550,692)
Administration charge (note 2)
      Tier I ........................................       (128,526)         (80,822)       (392,409)       (249,007)
      Tier II .......................................        (26,541)         (17,637)       (122,438)        (74,066)
      Tier III ......................................        (18,768)          (8,805)        (56,223)        (37,901)
      Tier IV .......................................         (4,493)         (11,839)        (24,210)        (47,307)
      Tier V ........................................         (8,093)              -          (30,696)             -
                                                        ------------    -------------   -------------   -------------
  Net investment activity ...........................       (230,554)         (91,397)     (1,471,582)       (958,973)
Proceeds from mutual fund shares sold ...............      7,194,124        1,318,475      13,936,317       1,631,415
Cost of mutual fund shares sold .....................     (5,511,306)      (1,244,147)     (7,581,337)       (906,797)
                                                        ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ...............      1,682,818           74,328       6,354,980         724,618
Change in unrealized gain (loss) on investments .....      7,106,597        1,609,874      21,628,132       1,835,298
                                                        ------------    -------------   -------------   -------------
  Net gain (loss) on investments ....................      8,789,415        1,684,202      27,983,112       2,559,916
                                                        ------------    -------------   -------------   -------------
Reinvested capital gains ............................      5,186,816        3,982,924      11,805,197       8,602,740
                                                        ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............     13,745,677        5,575,729      38,316,727      10,203,683
                                                        ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................      9,952,027        5,272,327      49,543,414      40,603,066
Transfers between funds .............................      6,647,199          928,922      (5,787,505)     17,094,396
Redemptions .........................................     (6,224,509)      (1,529,851)    (18,823,850)     (5,623,714)
Adjustments to maintain reserves ....................           (299)            (656)         (3,442)           (728)
                                                        ------------    -------------   -------------   -------------
    Net equity transactions .........................     10,374,418        4,670,742      24,928,617      52,073,020
Net change in contract owners' equity ...............     24,120,095       10,246,471      63,245,344      62,276,703
Contract owners' equity beginning of period .........     35,803,162       25,556,691     137,145,381      74,868,678
                                                        ------------    -------------   -------------   -------------
Contract owners' equity end of period ...............   $ 59,923,257       35,803,162     200,390,725     137,145,381
                                                        ============    =============   =============   =============


                                                                     (Continued)

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       SEI500IX                       SELGROFD
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $    496,400          28,314              -               -
Mortality and expense charges (note 2) ...................       (180,116)        (13,423)        (47,926)        (35,287)
Administration charge (note 2)
      Tier I .............................................        (81,570)         (5,772)        (22,236)        (15,080)
      Tier II ............................................        (23,893)         (1,822)         (5,696)         (3,364)
      Tier III ...........................................        (14,809)           (960)         (2,991)         (2,768)
      Tier IV ............................................         (4,741)         (1,252)         (1,383)         (3,885)
      Tier V .............................................         (6,925)             -           (2,297)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................        184,346           5,085         (82,529)        (60,384)
Proceeds from mutual fund shares sold ....................      6,510,687       1,226,914       2,225,057         665,681
Cost of mutual fund shares sold ..........................     (4,821,399)     (1,131,438)     (1,924,254)       (685,474)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      1,689,288          95,476         300,803         (19,793)
Change in unrealized gain (loss) on investments ..........      6,582,190         465,601         129,162         689,754
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      8,271,478         561,077         429,965         669,961
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................        382,784         131,859       1,117,389         620,965
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      8,838,608         698,021       1,464,825       1,230,542
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     25,239,383       4,620,835       1,994,573       1,441,227
Transfers between funds ..................................     21,078,872       5,546,852        (842,537)        573,792
Redemptions ..............................................     (7,775,480)       (282,950)     (1,342,748)       (322,865)
Adjustments to maintain reserves .........................         (8,585)           (522)           (659)            157
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     38,534,190       9,884,215        (191,371)      1,692,311
Net change in contract owners' equity ....................     47,372,798      10,582,236       1,273,454       2,922,853
Contract owners' equity beginning of period ..............     10,582,236              -        8,433,505       5,510,652
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 57,955,034      10,582,236       9,706,959       8,433,505
                                                             ============    ============    ============    ============

                                                                 AIMTREAS                        TRINTSTK
                                                       ------------    -------------   -------------   -------------
                                                           1997            1996            1997             1996
                                                       ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $    217,515          115,635         404,000         318,699
Mortality and expense charges (note 2) .............        (20,246)         (11,332)       (150,968)        (95,586)
Administration charge (note 2)
      Tier I .......................................         (6,730)          (4,804)        (63,120)        (36,081)
      Tier II ......................................         (1,889)            (728)        (21,402)        (13,753)
      Tier III .....................................         (1,303)          (1,360)        (11,121)         (5,859)
      Tier IV ......................................         (2,261)          (1,127)         (3,996)        (11,415)
      Tier V .......................................           (776)              -           (7,667)             -
                                                       ------------    -------------   -------------   -------------
  Net investment activity ..........................        184,310           96,284         145,726         156,005
Proceeds from mutual fund shares sold ..............     22,350,432        4,232,659      29,556,434       6,973,759
Cost of mutual fund shares sold ....................    (22,350,432)      (4,232,659)    (26,380,399)     (5,889,819)
                                                       ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ..............             -                -        3,176,035       1,083,940
Change in unrealized gain (loss) on investments ....             -                -       (3,819,017)        922,999
                                                       ------------    -------------   -------------   -------------
  Net gain (loss) on investments ...................             -                -         (642,982)      2,006,939
                                                       ------------    -------------   -------------   -------------
Reinvested capital gains ...........................             -                -        1,111,001         354,110
                                                       ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............        184,310           96,284         613,745       2,517,054
                                                       ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................        976,012          820,514      10,320,079       9,239,961
Transfers between funds ............................      1,160,637          260,363      (2,910,875)      3,932,941
Redemptions ........................................       (847,759)        (197,508)     (4,778,319)       (946,866)
Adjustments to maintain reserves ...................          2,892             (255)          3,678           1,803
                                                       ------------    -------------   -------------   -------------
    Net equity transactions ........................      1,291,782          883,114       2,634,563      12,227,839
Net change in contract owners' equity ..............      1,476,092          979,398       3,248,308      14,744,893
Contract owners' equity beginning of period ........      2,686,515        1,707,117      25,426,682      10,681,789
                                                       ------------    -------------   -------------   -------------
Contract owners' equity end of period ..............   $  4,162,607        2,686,515      28,674,990      25,426,682
                                                       ============    =============   =============   =============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       TemForFd
                                                             ------------    ------------
                                                                 1997            1996
                                                             ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $  1,469,709         787,336
  Mortality and expense charges (note 2) .................       (227,825)       (127,799)
  Administration charge (note 2)
      Tier I .............................................       (100,578)        (55,258)
      Tier II ............................................        (37,019)        (21,931)
      Tier III ...........................................        (16,074)         (6,841)
      Tier IV ............................................         (5,303)        (11,034)
      Tier V .............................................         (8,925)             -
                                                             ------------    ------------
    Net investment activity ..............................      1,073,985         564,473
  Proceeds from mutual fund shares sold ..................      8,737,686       3,772,230
  Cost of mutual fund shares sold ........................     (7,341,764)     (3,774,731)
                                                             ------------    ------------
    Realized gain (loss) on investments ..................      1,395,922          (2,501)
  Change in unrealized gain (loss) on investments ........     (4,411,710)      2,902,496
                                                             ------------    ------------
    Net gain (loss) on investments .......................     (3,015,788)      2,899,995
                                                             ------------    ------------
  Reinvested capital gains ...............................      3,875,434         489,746
                                                             ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      1,933,631       3,954,214
                                                             ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................................     15,303,596      10,856,880
  Transfers between funds ................................      2,903,432       2,104,634
  Redemptions ............................................     (4,616,849)       (883,023)
  Adjustments to maintain reserves .......................         (2,254)         (3,777)
                                                             ------------    ------------
    Net equity transactions ..............................     13,587,925      12,074,714
NET CHANGE IN CONTRACT OWNERS' EQUITY ....................     15,521,556      16,028,928
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..............     32,998,572      16,969,644
                                                             ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....................   $ 48,520,128      32,998,572
                                                             ============    ============


See accompanying notes to financial statements.

                              NACo VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

            American Century: Twentieth Century Growth Fund (ACTCGro)

            American Century: Twentieth Century Ultra Fund (ACTCUltra)

            The Bond Fund of America(SM), Inc. (BdFdAm)
             (only available for certain contracts issued beginning January 1, 1994)

            The Dreyfus Third Century Fund, Inc. (Dry3dCen)

            Evergreen Income and Growth Fund - Class Y (EvIncGro) (formerly
             The Evergreen Total Return Fund - Class Y) (not available for contracts issued on or after October 1, 1993)

            Federated U.S. Government Securities Fund: 2-5 Years - Institutional
             Shares (FedUSGvt)

            Fidelity Capital & Income Fund (FidCapInc)
             (not available for contracts issued on or after January 1, 1987)

            Fidelity Contrafund (FidContr)

            Fidelity Equity-Income Fund (FidEqInc)

            Fidelity Magellan(R) Fund (FidMgln)

            Fidelity OTC Portfolio (FidOTC)

            Fidelity Puritan(R) Fund (FidPurtn)

            The Investment Company of America(R) (InvCoAm)
             (only available for certain contracts issued beginning
             July 1, 1994)

            MAS Funds - Fixed Income Portfolio (MASFIP)

            MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp) (not
             available for contracts issued on or after October 1, 1993)

            MFS(R) High Income Fund - Class A (MFSHiInc)

            Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

            Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

            Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)

            Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

            Neuberger & Berman Guardian Fund (NBGuard)

            Putnam Investors Fund - Class A (PutInvFd)

            Putnam Voyager Fund - Class A (PutVoyFd)

            SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

            Seligman Growth Fund, Inc. - Class A (SelGroFd)

            Short-Term Investments Trust - Treasury Portfolio - Institutional
             Class (AIMTreas)

            T. Rowe Price International Funds, Inc. - International
             Stock Fund(R) (TRIntStk)

            Templeton Foreign Fund - Class I (TemForFd)

         All of the above funds were being utilized as of December 31, 1997.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

            Expense                                 Administration
             Tier          Assets (Millions)            Charge
              I                Up to $10                 .45%
              II            Over $10 to $25              .40%
              III           Over $25 to $50              .30%
              IV            Over $50 to $150             .20%
              V               Over $150                  .15%

     The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                              ANNUAL
     TIER I (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS         UNIT VALUE                         RETURN
     --------------------------------------                ----------      ----------                         ------
        American Century: Twentieth Century
          Growth Fund ..................................    7,567,678      $ 5.842997      $  44,217,920        28%
        American Century: Twentieth Century
          Ultra Fund ...................................   58,270,626        1.737833        101,264,617        22%
        The Bond Fund of America(SM), Inc. .............    3,075,422        2.332586          7,173,686         8%
        The Dreyfus Third Century Fund, Inc. ...........    7,094,050        3.532278         25,058,157        28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      776,076        2.422617          1,880,135        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............    1,452,934        1.301886          1,891,554         6%
        Fidelity Capital & Income Fund .................      232,885        4.654233          1,083,901        14%
        Fidelity Contrafund ............................   82,151,064        1.935931        159,038,791        22%
        Fidelity Equity-Income Fund ....................   23,161,038        6.900916        159,832,378        29%
        Fidelity Magellan(R) Fund ......................   35,656,191        1.804998         64,359,353        25%
        Fidelity OTC Portfolio .........................    8,056,286        1.829868         14,741,940         9%
        Fidelity Puritan(R) Fund .......................   10,750,214        1.596539         17,163,136        21%
        The Investment Company of America(R) ...........   16,333,170        2.277283         37,195,250        29%
        MAS Funds - Fixed Income Portfolio .............    1,169,738        1.335173          1,561,803         9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      834,685        9.012670          7,522,740        22%
        MFS(R) High Income Fund - Class A ..............    1,054,064        6.168371          6,501,858        12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      364,302       15.968069          5,817,199        47%
        Nationwide(R) Fund .............................    2,097,021       20.697282         43,402,635        38%
        Nationwide(R) Growth Fund ......................      959,417        3.854877          3,698,435        25%
        Nationwide(R) Money Market Fund ................    5,808,984        3.003821         17,449,148         4%
        Neuberger & Berman Guardian Fund ...............   10,840,792        1.706116         18,495,649        17%
        Putnam Investors Fund - Class A ................    1,862,211       18.110411         33,725,407        33%
        Putnam Voyager Fund - Class A ..................   26,549,651        3.837109        101,873,905        25%
        SEI Index Funds - S&P 500 Index Portfolio ......   19,127,252        1.501834         28,725,957        32%
        Seligman Growth Fund, Inc. - Class A. ..........      384,411       12.541848          4,821,224        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....    1,270,880        1.222017          1,553,037         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................   10,712,801        1.198954         12,844,156         2%
        Templeton Foreign Fund - Class I ...............   18,596,589        1.284158         23,880,959         6%
                                                           ==========       =========        -----------
          Sub-Total Tier I (December 31, 1995) .........                                   $ 946,774,930
                                                                                             ===========

                                                                     (Continued)

                                                                                                               ANNUAL
     TIER II (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS        UNIT VALUE                          RETURN
     ---------------------------------------               -----------     -----------                         ------
        American Century: Twentieth Century
          Growth Fund ..................................    2,972,496      $  5.847874      $  17,382,782        28%
        American Century: Twentieth Century
          Ultra Fund ...................................   17,512,296         1.739283         30,458,839        22%
        The Bond Fund of America(SM), Inc. .............      838,935         2.334569          1,958,552         8%
        The Dreyfus Third Century Fund, Inc. ...........    2,141,147         3.535226          7,569,439        28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      164,209         2.424638            398,147        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      485,556         1.302984            632,672         6%
        Fidelity Capital & Income Fund .................       50,755         4.658156            236,425        14%
        Fidelity Contrafund ............................   23,258,606         1.937547         45,064,642        22%
        Fidelity Equity-Income Fund ....................    6,412,368         6.906673         44,288,129        29%
        Fidelity Magellan(R) Fund ......................    9,967,418         1.806504         18,006,180        25%
        Fidelity OTC Portfolio .........................    2,364,115         1.831396          4,329,631         9%
        Fidelity Puritan(R) Fund .......................    2,540,462         1.597871          4,059,331        21%
        The Investment Company of America(R) ...........    5,422,918         2.279183         12,359,823        29%
        MAS Funds - Fixed Income Portfolio .............      274,281         1.336288            366,518         9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      235,276         9.020195          2,122,235        22%
        MFS(R) High Income Fund - Class A ..............      244,788         6.173570          1,511,216        12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      111,799        15.981395          1,786,704        47%
        Nationwide(R) Fund .............................      592,502        20.714549         12,273,412        38%
        Nationwide(R) Growth Fund ......................      360,606         3.858094          1,391,252        25%
        Nationwide(R) Money Market Fund ................    1,760,454         3.006353          5,292,546         4%
        Neuberger & Berman Guardian Fund ...............    3,222,201         1.707540          5,502,037        17%
        Putnam Investors Fund - Class A ................      329,877        18.125525          5,979,194        33%
        Putnam Voyager Fund - Class A ..................    7,200,296         3.840312         27,651,383        25%
        SEI Index Funds - S&P 500 Index Portfolio ......    5,223,019         1.503085          7,850,642        32%
        Seligman Growth Fund, Inc. - Class A. ..........       80,990        12.552317          1,016,612        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      203,199         1.223047            248,522         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    3,056,840         1.199955          3,668,070         2%
        Templeton Foreign Fund - Class I ...............    5,823,447         1.285230          7,484,469         6%
                                                           ==========        =========        -----------
          Sub-Total Tier II (December 31, 1995) ........                                    $ 270,889,404
                                                                                              ===========

                                                                                                        ANNUAL
     TIER II (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS       UNIT VALUE                    RETURN
     --------------------------------------                ----------     ----------                    ------
        American Century: Twentieth Century
          Growth Fund ...................................   1,115,895     $5.844955    $ 6,522,356        28%
        American Century: Twentieth Century
          Ultra Fund ....................................   6,429,806      1.738415     11,177,671        22%
        The Bond Fund of America(SM), Inc. ..............     463,715      2.333393      1,082,029         8%
        The Dreyfus Third Century Fund, Inc. ............     828,576      3.533462      2,927,742        28%
        Evergreen Income and Growth Fund -
          Class Y .......................................     104,407      2.423429        253,023        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............     153,705      1.302328        200,174         6%
        Fidelity Capital & Income Fund ..................      22,125      4.655810        103,010        14%
        Fidelity Contrafund .............................   8,810,458      1.936580     17,062,157        22%
        Fidelity Equity-Income Fund .....................   2,726,805      6.903229     18,823,759        29%
        Fidelity Magellan(R) Fund .......................   3,146,118      1.805603      5,680,640        25%
        Fidelity OTC Portfolio ..........................     750,546      1.830482      1,373,861         9%
        Fidelity Puritan(R) Fund ........................   1,227,566      1.597074      1,960,514        21%
        The Investment Company of America(R) ............   1,973,413      2.278047      4,495,528        29%
        MAS Funds - Fixed Income Portfolio ..............      39,766      1.335621         53,112         9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................     106,751      9.015691        962,434        22%
        MFS(R) High Income Fund - Class A ...............     148,670      6.170461        917,362        12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      38,917     15.973419        621,638        47%
        Nationwide(R) Fund ..............................     180,761     20.704221      3,742,516        38%
        Nationwide(R) Growth Fund .......................     106,963      3.856169        412,467        25%
        Nationwide(R) Money Market Fund .................     472,514      3.004839      1,419,828         4%
        Neuberger & Berman Guardian Fund ................   1,051,558      1.706688      1,794,681        17%
        Putnam Investors Fund - Class A .................     157,603     18.116482      2,855,212        33%
        Putnam Voyager Fund - Class A ...................   2,560,666      3.838394      9,828,845        25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,203,420      1.502337      1,807,942        32%
        Seligman Growth Fund, Inc. - Class A. ...........      42,594     12.546053        534,387        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......     156,120      1.222431        190,846         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................   1,203,031      1.199356      1,442,862         2%
        Templeton Foreign Fund - Class I ................   1,891,595      1.284589      2,429,922         6%
                                                            =========      ========   ------------
          Sub-Total Tier II (December 31, 1996) .........                             $100,676,518
                                                                                      ============

                                                                     (Continued)

                                                                                                      ANNUAL
     TIER III (DECEMBER 31, 1995, SEE NOTE 2)                 UNITS      UNIT VALUE                   RETURN
     ---------------------------------------               ----------    ----------                   ------
        American Century: Twentieth Century
          Growth Fund ..................................    1,491,035    $ 5.857641    $  8,733,948     28%
        American Century: Twentieth Century
          Ultra Fund ...................................    9,471,388      1.742188      16,500,939     22%
        The Bond Fund of America(SM), Inc. .............      597,695      2.338535       1,397,731      8%
        The Dreyfus Third Century Fund, Inc. ...........      917,688      3.541129       3,249,652     28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      130,014      2.428687         315,763     25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      241,356      1.305179         315,013      6%
        Fidelity Capital & Income Fund .................      120,784      4.666006         563,579     14%
        Fidelity Contrafund ............................   12,620,829      1.940782      24,494,278     22%
        Fidelity Equity-Income Fund ....................    5,904,892      6.918202      40,851,236     29%
        Fidelity Magellan(R) Fund ......................    5,726,530      1.809520      10,362,271     26%
        Fidelity OTC Portfolio .........................    1,302,436      1.834455       2,389,260      9%
        Fidelity Puritan(R) Fund .......................    1,283,945      1.600539       2,055,004     21%
        The Investment Company of America(R) ...........    2,356,594      2.282988       5,380,076     29%
        MAS Funds - Fixed Income Portfolio .............       94,434      1.338520         126,402      9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      197,549      9.035263       1,784,907     22%
        MFS(R) High Income Fund - Class A ..............      233,869      6.183974       1,446,240     12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................       78,577     16.008079       1,257,867     47%
        Nationwide(R) Fund .............................      355,149     20.749126       7,369,031     39%
        Nationwide(R) Growth Fund ......................       89,839      3.864536         347,186     25%
        Nationwide(R) Money Market Fund ................    1,219,186      3.011419       3,671,480      4%
        Neuberger & Berman Guardian Fund ...............    1,596,621      1.710392       2,730,848     17%
        Putnam Investors Fund - Class A ................      233,708     18.155790       4,243,153     33%
        Putnam Voyager Fund - Class A ..................    3,817,279      3.846728      14,684,034     25%
        SEI Index Funds - S&P 500 Index Portfolio ......    3,491,065      1.505589       5,256,109     32%
        Seligman Growth Fund, Inc. - Class A. ..........       61,083     12.573280         768,014     17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      331,148      1.225108         405,692      5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    1,722,849      1.201960       2,070,796      2%
        Templeton Foreign Fund - Class I ...............    2,363,601      1.287377       3,042,846      6%
                                                           ==========     =========    ------------
          Sub-Total Tier III (December 31, 1995) .......                               $165,813,355
                                                                                       ============

                                                                                                         ANNUAL
     TIER III (DECEMBER 31, 1996, SEE NOTE 2)                 UNITS      UNIT VALUE                      RETURN
     ---------------------------------------                ---------    ----------                      ------
        American Century: Twentieth Century
          Growth Fund ...................................     674,415    $ 5.851796     $  3,946,539       28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,660,957      1.740450        8,112,163       22%
        The Bond Fund of America(SM), Inc. ..............     219,702      2.336182          513,264        8%
        The Dreyfus Third Century Fund, Inc. ............     406,041      3.537596        1,436,409       28%
        Evergreen Income and Growth Fund -
          Class Y .......................................      25,537      2.426264           61,960       25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      61,181      1.303866           79,772        6%
        Fidelity Capital & Income Fund ..................      14,865      4.661311           69,290       14%
        Fidelity Contrafund .............................   6,956,699      1.938846       13,487,968       22%
        Fidelity Equity-Income Fund .....................   2,138,680      6.911304       14,781,068       29%
        Fidelity Magellan(R) Fund .......................   2,856,554      1.807715        5,163,836       26%
        Fidelity OTC Portfolio ..........................     658,565      1.832624        1,206,902        9%
        Fidelity Puritan(R) Fund ........................     860,797      1.598943        1,376,365       21%
        The Investment Company of America(R) ............   1,183,576      2.280712        2,699,396       29%
        MAS Funds - Fixed Income Portfolio ..............       8,001      1.337185           10,699        9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      63,570      9.026243          573,798       22%
        MFS(R) High Income Fund - Class A ...............      67,909      6.177751          419,525       12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      39,760     15.992105          635,846       47%
        Nationwide(R) Fund ..............................     193,920     20.728440        4,019,659       39%
        Nationwide(R) Growth Fund .......................     119,317      3.860681          460,645       25%
        Nationwide(R) Money Market Fund .................     683,175      3.008389        2,055,256        4%
        Neuberger & Berman Guardian Fund ................     826,685      1.708685        1,412,544       17%
        Putnam Investors Fund - Class A .................     183,147     18.137679        3,321,861       33%
        Putnam Voyager Fund - Class A ...................   1,982,897      3.842887        7,620,049       25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,782,753      1.504092        2,681,425       32%
        Seligman Growth Fund, Inc. - Class A. ...........      23,580     12.560735          296,182       17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......      28,293      1.223875           34,627        5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................   1,125,641      1.200760        1,351,625        2%
        Templeton Foreign Fund - Class I ................   1,989,093      1.286093        2,558,159        6%
                                                            =========     =========     ------------
          Sub-Total Tier III (December 31, 1996) ........                               $ 80,386,832
                                                                                        ============


                                                                     (Continued)

                                                                                                                ANNUAL
     TIER IV (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS         UNIT VALUE                          RETURN
     --------------------------------------                 ---------       ----------                          ------
        American Century: Twentieth Century
          Growth Fund ...................................     672,795       $ 5.867425       $  3,947,574         28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,693,395         1.745098          8,190,434         22%
        The Bond Fund of America(SM), Inc. ..............     293,584         2.342504            687,722          8%
        The Dreyfus Third Century Fund, Inc. ............     724,635         3.547042          2,570,311         28%
        Evergreen Income and Growth Fund -
          Class Y .......................................      90,044         2.432742            219,054         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............     199,160         1.307377            260,377          6%
        Fidelity Capital & Income Fund ..................      15,630         4.673860             73,052         14%
        Fidelity Contrafund .............................   6,919,494         1.944023         13,451,655         22%
        Fidelity Equity-Income Fund .....................   1,480,026         6.929751         10,256,212         29%
        Fidelity Magellan(R) Fund .......................   2,947,714         1.812541          5,342,852         26%
        Fidelity OTC Portfolio ..........................     498,827         1.837520            916,605          9%
        Fidelity Puritan(R) Fund ........................     734,376         1.603211          1,177,360         21%
        The Investment Company of America(R) ............   1,186,761         2.286799          2,713,884         29%
        MAS Funds - Fixed Income Portfolio ..............      84,398         1.340756            113,157          9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      33,173         9.050357            300,227         22%
        MFS(R) High Income Fund - Class A ...............     108,967         6.194384            674,983         12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      28,741        16.034807           460,856          47%
        Nationwide(R) Fund ..............................     218,220        20.783760         4,535,432          39%
        Nationwide(R) Growth Fund .......................      62,008         3.870989           240,032          25%
        Nationwide(R) Money Market Fund .................   1,244,833         3.016489         3,755,025           4%
        Neuberger & Berman Guardian Fund ................     828,370         1.713248         1,419,203          17%
        Putnam Investors Fund - Class A .................      93,488        18.186106         1,700,183          34%
        Putnam Voyager Fund - Class A ...................   1,919,534         3.853154         7,396,260          25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,436,973         1.508098         2,167,096          32%
        Seligman Growth Fund, Inc. - Class A. ...........      29,833        12.594278           375,725          17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......   1,061,646         1.227171         1,302,821           5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................     867,768         1.203968         1,044,765           2%
        Templeton Foreign Fund - Class I ................   1,164,252         1.289527         1,501,334           6%
                                                            =========        =========      ------------
          Sub-Total Tier IV (December 31, 1995) .........                                   $ 76,794,191
                                                                                            ============

                                                                                                                ANNUAL
     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS         UNIT VALUE                          RETURN
     --------------------------------------                ----------       ----------                          ------
        American Century: Twentieth Century
          Growth Fund ...................................     791,919       $ 5.861569       $  4,641,888         28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,507,568         1.743357          7,858,300         22%
        The Bond Fund of America(SM), Inc. ..............     124,227         2.340149            290,710          9%
        The Dreyfus Third Century Fund, Inc. ............     528,101         3.543503          1,871,327         29%
        Evergreen Income and Growth Fund -
          Class Y .......................................      78,659         2.430315            191,166         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      88,325         1.306062            115,358          6%
        Fidelity Capital & Income Fund ..................      51,553         4.669162            240,709         14%
        Fidelity Contrafund .............................   5,170,372         1.942084         10,041,297         22%
        Fidelity Equity-Income Fund .....................   1,223,287         6.922841          8,468,621         29%
        Fidelity Magellan(R) Fund .......................   1,539,847         1.810733          2,788,252         26%
        Fidelity OTC Portfolio ..........................     781,703         1.835685          1,434,960          9%
        Fidelity Puritan(R) Fund ........................     379,214         1.601612            607,354         22%
        The Investment Company of America(R) ............     318,963         2.284519            728,677         29%
        MAS Funds - Fixed Income Portfolio ..............      68,206         1.339418             91,356          9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      84,709         9.041322            765,881         23%
        MFS(R) High Income Fund - Class A ...............      51,594         6.188157            319,272         12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      21,209        16.018807            339,743         47%
        Nationwide(R) Fund ..............................      90,530        20.763040          1,879,678         39%
        Nationwide(R) Growth Fund .......................      19,388         3.867128             74,976         25%
        Nationwide(R) Money Market Fund .................     364,874         3.013456          1,099,532          4%
        Neuberger & Berman Guardian Fund ................     751,166         1.711539          1,285,650         17%
        Putnam Investors Fund - Class A .................      65,920        18.167964          1,197,632         34%
        Putnam Voyager Fund - Class A ...................   1,809,222         3.849306          6,964,249         25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,151,075         1.506599          1,734,208         32%
        Seligman Growth Fund, Inc. - Class A. ...........      25,438        12.581713            320,054         17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......     102,438         1.225937            125,583          5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................     811,683         1.202766            976,265          2%
        Templeton Foreign Fund - Class I ................     990,793         1.288241          1,276,380          6%
                                                            =========        =========       ------------
          Sub-Total Tier IV (December 31, 1996) .........                                    $ 57,729,078
                                                                                             ============


                                                                     (Continued)

                                                                                                 ANNUAL
     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)*                 UNITS     UNIT VALUE               RETURN
     ----------------------------------                     ---------   ----------               ------
        American Century: Twentieth Century
          Growth Fund ...................................       2,223   $ 5.852797   $  13,011     28%
        American Century: Twentieth Century
          Ultra Fund ....................................      39,473     1.740747      68,713     22%
        The Bond Fund of America(SM), Inc. ..............         139     2.336617         325      8%
        The Dreyfus Third Century Fund, Inc. ............       4,553     3.538202      16,109     28%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      34,364     1.304091      44,814      6%
        Fidelity Contrafund .............................      51,788     1.939178     100,426     22%
        Fidelity Equity-Income Fund .....................       6,909     6.912488      47,758     29%
        Fidelity Magellan(R) Fund .......................      36,399     1.808025      65,810     26%
        Fidelity OTC Portfolio ..........................       4,185     1.832937       7,671      9%
        Fidelity Puritan(R) Fund ........................       9,482     1.599217      15,164     21%
        The Investment Company of America(R) ............       3,811     2.281103       8,693     29%
        MAS Funds - Fixed Income Portfolio ..............         438     1.337415         586      9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................         693     9.027786       6,256     22%
        MFS(R) High Income Fund - Class A ...............         117     6.178817         723     12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................         353    15.994835       5,646     47%
        Nationwide(R) Fund ..............................       2,085    20.731998      43,226     39%
        Nationwide(R) Growth Fund .......................         226     3.861342         873     25%
        Nationwide(R) Money Market Fund .................       5,303     3.008908      15,956      4%
        Neuberger & Berman Guardian Fund ................      19,355     1.708978      33,077     17%
        Putnam Investors Fund - Class A .................       2,047    18.140786      37,134     33%
        Putnam Voyager Fund - Class A ...................      15,376     3.843542      59,098     25%
        SEI Index Funds - S&P 500 Index Portfolio .......      29,469     1.504352      44,332     32%
        Seligman Growth Fund, Inc. - Class A. ...........         406    12.562888       5,101     17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......       7,027     1.224087       8,602      5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................       6,790     1.200967       8,155      2%
        Templeton Foreign Fund - Class I ................       8,712     1.286315      11,206      6%
                                                               ======    =========   ---------
          Sub-Total Tier IV (December 31, 1996) .........                            $ 668,465
                                                                                     =========


*Tier includes certain Departments of a Member County that was previously converted to Tier IV using the Asset Balance as of December 31, 1995.

                                                                                                                 ANNUAL
     TIER V (DECEMBER 31, 1996, SEE NOTE 2)                   UNITS         UNIT VALUE                           RETURN
     -------------------------------------                 ----------       ----------                           ------
        American Century: Twentieth Century
          Growth Fund ..................................    2,322,606       $ 5.869391      $   13,632,283         29%
        American Century: Twentieth Century
          Ultra Fund ...................................   19,969,711         1.745683          34,860,785         23%
        The Bond Fund of America(SM), Inc. .............      753,555         2.343312           1,765,814          9%
        The Dreyfus Third Century Fund, Inc. ...........    2,219,012         3.548231           7,873,567         29%
        Evergreen Income and Growth Fund -
          Class Y ......................................      297,366         2.433557             723,657         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      579,571         1.307818             757,973          7%
        Fidelity Capital & Income Fund .................       61,610         4.675440             288,054         14%
        Fidelity Contrafund ............................   19,667,377         1.944675          38,246,656         22%
        Fidelity Equity-Income Fund ....................    8,086,997         6.932074          56,059,662         29%
        Fidelity Magellan(R) Fund ......................    6,992,191         1.813149          12,677,884         26%
        Fidelity OTC Portfolio .........................    2,776,451         1.838136           5,103,495          9%
        Fidelity Puritan(R) Fund .......................    2,031,661         1.603749           3,258,274         22%
        The Investment Company of America(R) ...........    2,872,363         2.287566           6,570,720         29%
        MAS Funds - Fixed Income Portfolio .............      277,396         1.341206             372,045          9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      212,160         9.053391           1,920,767         23%
        MFS(R) High Income Fund - Class A ..............      418,967         6.196477           2,596,119         12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      117,830        16.040180           1,890,014         47%
        Nationwide(R) Fund .............................      569,519        20.790728          11,840,715         39%
        Nationwide(R) Growth Fund ......................      269,417         3.872287           1,043,260         26%
        Nationwide(R) Money Market Fund ................    3,269,252         3.017508           9,864,994          5%
        Neuberger & Berman Guardian Fund ...............    4,309,283         1.713822           7,385,344         17%
        Putnam Investors Fund - Class A ................      377,276        18.192202           6,863,481         34%
        Putnam Voyager Fund - Class A ..................    6,307,757         3.854445          24,312,902         25%
        SEI Index Funds - S&P 500 Index Portfolio ......    5,095,657         1.508603           7,687,323         32%
        Seligman Growth Fund, Inc. - Class A. ..........      124,591        12.598501           1,569,660         18%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      238,580         1.227585             292,877          5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    4,374,310         1.204372           5,268,296          2%
        Templeton Foreign Fund - Class I ...............    4,910,891         1.289960           6,334,853          6%
                                                           ==========        =========      --------------
          Sub-Total Tier V (December 31, 1996) .........                                       271,061,474
                                                                                            ==============
        Total Contract Owners' Equity ..................                                    $1,970,794,247
                                                                                            ==============

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

     Part C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)     Financial Statements:

               (1) Financial statements included in Prospectus (Part A):

                   Condensed Financial Information                                               12

               (2) Financial statements included in Part B:

                   Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

           NACo Variable Account:

                   Independent Auditors' Report.                                                 78

                   Statement of Assets, Liabilities and Contract Owners' Equity
                   as of December 31, 1997.                                                      79

                   Statement of Operations and Changes in Contract Owners'
                   Equity for the years ended December 31, 1997 and 1996.                        81

                   Notes to Financial Statements.                                                92

Nationwide Life Insurance Company:

                   Independent Auditors' Report.                                                104

                   Consolidated Balance Sheets as of December 31, 1997 and 1996.                105

                   Consolidated Statements of Income for the years ended
                   December 31, 1997, 1996 and 1995.                                            106

                   Consolidated Statements of Shareholder's Equity for the years ended
                   December 31, 1997,1996 and 1995.                                             107

                   Consolidated Statements of Cash Flows for the years ended
                   December 31, 1997, 1996 and 1995.                                            108

                   Notes to Consolidated Financial Statements.                                  109





                                   125 of 145

Item 24.  (b) Exhibits

    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted September 7, 1988-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (2)  Not Applicable

    (3) Underwriting or Distribution contract between the Registrant and Principal Underwriter-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (4) The form of the variable annuity contract- Filed previously with pre-effective Amendment No. 1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

    (5) Variable Annuity Application - Filed previously with pre-effective Amendment No. 1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

    (6) Articles of Incorporation of Depositor. --Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (7)  Not Applicable

    (8)  Not Applicable

    (9) Opinion of Counsel-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (10) Not Applicable

    (11) Not Applicable

    (12) Not Applicable

    (13) Performance Advertising Calculation Schedule-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.



                                   126 of 145

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA 30339

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026




                                   127 of 145

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Dennis W. Click                              Vice President and Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH 43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH 43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215



                                   128 of 145

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                           Vice President-Office of
                          Columbus, Ohio 43215                         Product and Market Compliance




Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****  other subsidiaries



                                   129 of 145

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                   OF ORGANIZATION     CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide

         American Marine Underwriters, Inc.            Florida                         Underwriting Manager

         Auto Direkt Insurance Company                 Germany                         Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         California Cash Management Company          California                        Inactive

         Colonial County Mutual Insurance               Texas                          Insurance Company
         Company

         Colonial Insurance Company of                Wisconsin                        Insurance Company
         Wisconsin

         Columbus Insurance Brokerage and              Germany                         Insurance Broker
         Service GMBH

         Companies Agency, Inc.                       Wisconsin                        Insurance Broker

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.             Alabama                         Insurance Broker

         Companies Agency of Georgia, Inc.             Georgia                         Insurance Broker

         Companies Agency of Idaho, Inc.                Idaho                          Insurance Broker

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,         Massachusetts                      Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.             Arizona                         Insurance Broker

         Companies Agency of Texas, Inc.                Texas                          Local Recording Agent (P&C)

         Companies Annuity Agency of Texas,             Texas                          Group and Variable Contract Agent
         Inc.



                                   130 of 145

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                   OF ORGANIZATION     CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services

         EMPLOYERS INSURANCE OF WAUSAU A              Wisconsin                        Mutual Insurance Company
         Mutual Company

     **  Employers Life Insurance Company of          Wisconsin                        Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency

         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company

         Financial Horizons Distributors               Alabama                         Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors                Texas                          Life Insurance Agency
         Agency of Texas, Inc.

     *   Financial Horizons Investment Trust        Massachusetts                      Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.

         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization

         Greater La Crosse Health Plans, Inc.         Wisconsin                        Commercial Health and Medicare Supplement
                                                                                       Insurance

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid Health Plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

                                   131 of 145

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                   OF ORGANIZATION     CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Lone Star General Agency, Inc.                 Texas                          Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility

     **  National Casualty Company                    Wisconsin                        Insurance Company

         National Casualty Company of America,      Great Britain                      Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

         Nationwide Agency, Inc.                        Ohio                           Insurance Agency

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

         Nationwide Asset Allocation Trust          Massachusetts                      Investment Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio

         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to
                                                                                       form or acquire the control of other
                                                                                       corporations

         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust


                                   132 of 145

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                   OF ORGANIZATION     CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations

         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization

     *   Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Mutual Funds                        Ohio                           Investment Company

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                              Texas                          Texas Lloyds Company

         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services

         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company

         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments

         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company

         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments

     *   Nationwide Separate Account Trust          Massachusetts                      Investment Company


                                   133 of 145

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                   OF ORGANIZATION     CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NEA Valuebuilder Investor Services of         Alabama                         Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of         Arizona                         Life Insurance Agency
         Arizona, Inc.

         NEA Valuebuilder Investor Services of         Montana                         Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         Nationwide Trust Company, FSB              United States                      Federal savings Bank

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of          Texas                          Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of         Wyoming                         Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Services Insurance        Massachusetts                      Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company             Germany                         Insurance Company

         Neckura Holding Company                       Germany                         Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                     Germany                         Insurance Company

         Neckura Life Insurance Company                Germany                         Life Insurance Company

         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance          Massachusetts                      Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                          Texas                          Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.           Wisconsin                        Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting

         Physicians Plus Insurance Corporation        Wisconsin                        Health Maintenance Organization

         Prevea Health Insurance Plan, Inc.           Wisconsin                        Health Maintenance Organization


                                   134 of 145

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                   OF ORGANIZATION     CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Public Employees Benefit Services             Alabama                         Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services             Montana                         Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees

         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Insurance Company

         Scottsdale Surplus Lines Insurance            Arizona                         Excess and Surplus Lines Insurance Company
         Company

         SVM Sales GmbH, Neckura Insurance             Germany                         Sales support for Neckura Insurance Group
         Group

         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter

         Wausau (Bermuda) Ltd.                         Bermuda                         Rent-a-captive Reinsurer

         Wausau Business Insurance Company            Wisconsin                        Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

    **   Wausau Preferred Health Insurance            Wisconsin                        Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                   Wisconsin                        Holding Company

         Wausau Underwriters Insurance Company        Wisconsin                        Insurance Company

                                   135 of 145

                                                                          NO. VOTING SECURITIES
                                                        STATE         (SEE ATTACHED CHART) UNLESS
                        COMPANY                    OF ORGANIZATION         OTHERWISE INDICATED              PRINCIPAL BUSINESS
     *   MFS(R) Variable Account                        Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   NACo Variable Account                          Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide DC Variable Account                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

         Nationwide DCVA-II                             Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Separate Account No. 1                         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide Multi-Flex Variable Account         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide VA Separate Account-A               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account

     *   Nationwide VA Separate Account-B               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account

     *   Nationwide VA Separate Account-C               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account

         Nationwide VA Separate Account-Q               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account

     *   Nationwide Variable Account                    Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide Variable Account-II                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide Variable Account-3                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide Variable Account-4                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide Variable Account-5                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide Fidelity Advisor Variable           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
         Account                                                      Account

     *   Nationwide Variable Account-6                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

         Nationwide Variable Account-8                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

     *   Nationwide Variable Account-9                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

                                   136 of 145

                                                                          NO. VOTING SECURITIES
                                                        STATE         (SEE ATTACHED CHART) UNLESS
                                                   OF ORGANIZATION        OTHERWISE INDICATED
                        COMPANY                                                                             PRINCIPAL BUSINESS
     *   Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
         Account-A                                                    Separate Account               Policies

         Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
         Account-B                                                    Separate Account               Policies

         Nationwide VL Separate                         Ohio          Nationwide Life and Annuity    Issuer of Life Insurance
         Account-C                                                    Separate Account               Policies

         Nationwide VL Separate Account-D               Ohio          Nationwide and Annuity Life    Issuer of Life Insurance
                                                                      Separate Account               Policies

     *   Nationwide VLI Separate Account                Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies

     *   Nationwide VLI Separate Account-2              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies

     *   Nationwide VLI Separate Account-3              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies

         Nationwide VLI Separate Account-4              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies

         Nationwide VLI Separate Account-5              Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                                      Account                        Policies


                                   137 of 145

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27. Number of Contract Owners

         The number of Owners of Contracts as of January 31, 1998 was 3071.

Item 28. Indemnification

         Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the Nationwide DC Variable Account and the NACo Variable Account.


                                   140 of 145

(b)                NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


------------------------------------------------------------------------------------------------------------
NAME AND BUSINESS ADDRESS                              POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                       Chairman of the Board
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Richard A. Karas                                       Director and Vice Chairman
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                      Director, Chairman and Chief Executive Officer  -
One Nationwide Plaza                                   Nationwide Insurance Enterprise
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Timothy E. Murphy                                      President
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                       Executive Vice President -
One Nationwide Plaza                                   Chief Financial Officer
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                                Executive Vice President  -
One Nationwide Plaza                                   Chief Investment Officer
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Dennis W. Click                                        Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                         Director and Vice President - Compliance
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                       Vice President - Compliance Officer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                       Vice President and Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Gary E. Berndt                                         Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                       Assistant Treasurer
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                        Director
One Nationwide Plaza
Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------


                                   141 of 145

              (c) NAME OF        NET UNDERWRITING        COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR      BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                 Nationwide            N/A                      N/A              N/A                  N/A
                 Investment
                  Services
                 Corporation

Item 30. Location of Accounts and Records


         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215


Item 31. Management Services

         Not Applicable

Item 32. Undertakings

         The Registrant hereby undertakes to:

         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

         The Depositor hereby represents:

          (a) That the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   142 of 145

                                   PROSPECTUS


         NACo National Association of Counties

         Counties Care for America




                                             Group
                                             Flexible Fund
                                             Retirement
                                             Contracts

                                             offered by

                                             NATIONWIDE
                                             Life Insurance
                                             Company
                                             through its NACo Variable Account



                                   MAY 1, 1999


                                   143 of 145

  INDEPENDENT AUDITORS' CONSENT AND INDEPENDENT AUDITORS' REPORT ON FINANCIAL
                              STATEMENT SCHEDULES




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998, included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the references to our firm under the heading "Services" in the Statement of Additional Information.




                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 29, 1998

                                   144 of 145

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NACo VARIABLE and the Depositor, Nationwide Life Insurance Company have caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of February, 1999.


                                          NACo VARIABLE ACCOUNT
                        --------------------------------------------------------
                                              (Registrant)

                                   NATIONWIDE LIFE INSURANCE COMPANY
                        --------------------------------------------------------
                                              (Depositor)


                                          By/s/JOSEPH P. RATH
                        --------------------------------------------------------
                                             Joseph P. Rath
                        Vice President - Office of Product and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 26th day of February, 1999.


               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

Willard J. Engel                                       Director
----------------------------------------
Willard J. Engel

Fred C. Finney                                         Director
----------------------------------------
Fred C. Finney

Charles L. Fuellgraf, Jr.                              Director
----------------------------------------
Charles L. Fuellgraf, Jr.

Joseph J. Gasper                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

Dimon R. MCFerson                            Chairman and Chief Executive
----------------------------------------     Officer Nationwide Insurance
Dimon R. McFerson                               Enterprise and Director

David O. Miller                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

Yvonne L. Montgomery                                   Director
----------------------------------------
Yvonne L. Montgomery

Robert A. Oakley                           Executive Vice President - Chief
----------------------------------------           Financial Officer
Robert A. Oakley

James F. Patterson                                     Director
----------------------------------------
James F. Patterson

Arden L. Shisler                                       Director                         By /s/ JOSEPH P. RATH
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                           Joseph P. Rath
                                                                                          Attorney-in-Fact

Robert L. Stewart                                      Director
----------------------------------------
Robert L. Stewart

Nancy C. Thomas                                        Director
----------------------------------------
Nancy C. Thomas

Harold W. Weihl                                        Director
----------------------------------------
Harold W. Weihl

                                   145 of 145